The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 69.15%
FGLMC Single Family - 8.60%
Pool RA2477, 2.50%, 04/01/2050	$1,495,298	$1,574,311
Pool RA2531, 2.50%, 05/01/2050	2,988,265	3,179,027
Pool RA2532, 2.50%, 05/01/2050	1,453,964	1,541,439
Pool RA2612, 2.50%, 05/01/2050	7,760,158	8,171,178
Pool QB0264, 2.50%, 06/01/2050	1,175,238	1,237,036
Pool QB0768, 2.50%, 07/01/2050	486,206	511,773
Pool QB0769, 2.50%, 07/01/2050	2,378,102	2,503,149
Pool QB2045, 2.50%, 07/01/2050	4,285,088	4,510,415
Pool QB2675, 2.50%, 09/01/2050	2,079,981	2,189,355
Pool QB2739, 2.50%, 09/01/2050	2,173,268	2,287,546
Pool Q16506, 3.00%, 02/01/2043	33,509	35,403
Pool Q40627, 3.00%, 05/01/2046	3,443,948	3,651,365
Pool Q41877, 3.00%, 07/01/2046	1,817,094	1,926,623
Pool Q43158, 3.00%, 09/01/2046	1,311,564	1,389,537
Pool Q44344, 3.00%, 11/01/2046	563,851	596,979
Pool Q44395, 3.00%, 11/01/2046	1,886,712	1,997,114
Pool Q45623, 3.00%, 01/01/2047	4,049,304	4,302,786
Pool QA2069, 3.00%, 07/01/2049	1,188,663	1,253,547
Pool QA2173, 3.00%, 08/01/2049	813,705	858,122
Pool QA2405, 3.00%, 08/01/2049	2,278,463	2,402,836
Pool RA1190, 3.00%, 08/01/2049	1,238,690	1,306,305
Pool QA3109, 3.00%, 09/01/2049	2,210,090	2,330,913
Pool QA3562, 3.00%, 10/01/2049	2,843,620	2,998,843
Pool QA4231, 3.00%, 11/01/2049	2,888,278	3,045,938
Pool QA4780, 3.00%, 11/01/2049	1,842,156	1,942,713
Pool RA1773, 3.00%, 11/01/2049	1,702,312	1,795,235
Pool QA5579, 3.00%, 12/01/2049	3,077,295	3,245,273
Pool QA5900, 3.00%, 12/02/2049	1,499,951	1,582,395
Pool QA5721, 3.00%, 01/01/2050	1,763,274	1,861,097
Pool QA6535, 3.00%, 01/01/2050	2,148,332	2,271,808
Pool RA2089, 3.00%, 01/01/2050	790,192	833,325
Pool QA6834, 3.00%, 02/01/2050	1,799,382	1,902,800
Pool QA7417, 3.00%, 02/01/2050	2,727,656	2,876,548
Pool QA7634, 3.00%, 03/01/2050	1,869,865	1,971,933
Pool QA8482, 3.00%, 03/01/2050	2,896,285	3,062,756
Pool QB0265, 3.00%, 06/01/2050	1,073,430	1,132,025
Pool QB2046, 3.00%, 07/01/2050	1,891,931	2,000,676
Pool QB2674, 3.00%, 07/01/2050	2,214,133	2,334,994
Pool Q07121, 3.50%, 04/01/2042	29,409	31,010
Pool Q07398, 3.50%, 04/01/2042	78,366	84,456
Pool Q37430, 3.50%, 11/01/2045	146,029	156,853
Pool Q38376, 3.50%, 01/01/2046	803,548	863,315
Pool Q39359, 3.50%, 03/01/2046	1,603,908	1,722,332
Pool Q40641, 3.50%, 05/01/2046	589,632	628,546
Pool Q45628, 3.50%, 01/01/2047	3,207,600	3,437,667
Pool Q47221, 3.50%, 03/01/2047	892,587	947,457
Pool Q48279, 3.50%, 05/01/2047	941,272	1,007,413
Pool Q49035, 3.50%, 06/01/2047	1,622,198	1,752,903
Pool Q49605, 3.50%, 07/01/2047	682,987	738,083
Pool Q50514, 3.50%, 08/01/2047	199,034	210,487
Pool Q50393, 3.50%, 09/01/2047	1,910,349	2,036,296
Pool Q50943, 3.50%, 09/01/2047	853,823	905,767
Pool Q51685, 3.50%, 10/01/2047	2,108,889	2,239,071
Pool V83539, 3.50%, 10/01/2047	2,439,463	2,618,069
Pool Q52610, 3.50%, 11/01/2047	1,891,445	2,027,319
Pool V83815, 3.50%, 12/01/2047	1,044,663	1,110,359
Pool Q53325, 3.50%, 01/01/2048	1,661,665	1,761,275
Pool Q54012, 3.50%, 01/01/2048	2,544,928	2,750,118
Pool Q54511, 3.50%, 02/01/2048	2,620,636	2,777,170
Pool Q54585, 3.50%, 02/01/2048	4,162,587	4,412,477
Pool Q54876, 3.50%, 03/01/2048	728,018	771,345
Pool Q55002, 3.50%, 03/01/2048	2,189,042	2,337,365
Pool Q62396, 3.50%, 04/01/2049	650,133	686,538
Pool QA2070, 3.50%, 07/01/2049	1,427,259	1,526,854
Pool QA2301, 3.50%, 08/01/2049	1,145,789	1,213,455
Pool QA3110, 3.50%, 09/01/2049	1,080,433	1,142,838
Pool QA3982, 3.50%, 10/01/2049	1,506,490	1,588,176
Pool QA4885, 3.50%, 11/01/2049	902,240	957,268
Pool QA6536, 3.50%, 01/01/2050	1,747,885	1,866,098
Pool QA7418, 3.50%, 02/01/2050	1,603,218	1,706,286

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool A97097, 4.00%, 02/01/2041	$42,015	$44,786
Pool Q39374, 4.00%, 03/01/2046	81,252	88,054
Pool Q47223, 4.00%, 03/01/2047	1,317,209	1,437,106
Pool Q47775, 4.00%, 04/01/2047	966,022	1,045,773
Pool Q48287, 4.00%, 05/01/2047	2,093,652	2,251,135
Pool Q48819, 4.00%, 06/01/2047	2,437,652	2,640,307
Pool Q49040, 4.00%, 06/01/2047	3,942,861	4,244,645
Pool Q49606, 4.00%, 07/01/2047	2,707,945	2,906,385
Pool Q49898, 4.00%, 08/01/2047	799,512	857,544
Pool Q50396, 4.00%, 08/01/2047	175,105	187,408
Pool Q50397, 4.00%, 08/01/2047	2,825,167	3,061,717
Pool Q50951, 4.00%, 09/01/2047	1,908,909	2,046,189
Pool Q51686, 4.00%, 10/01/2047	1,448,949	1,576,443
Pool V83540, 4.00%, 10/01/2047	1,309,928	1,408,846
Pool Q53883, 4.00%, 01/01/2048	822,862	890,393
Pool Q54464, 4.00%, 02/01/2048	1,310,450	1,412,585
Pool Q54586, 4.00%, 02/01/2048	4,428,639	4,822,632
Pool Q54877, 4.00%, 02/01/2048	985,795	1,066,646
Pool Q55004, 4.00%, 03/01/2048	1,773,117	1,907,462
Pool Q55631, 4.00%, 04/01/2048	2,630,721	2,827,497
Pool Q56253, 4.00%, 05/01/2048	2,981,347	3,179,295
Pool Q56469, 4.00%, 06/01/2048	1,847,860	1,982,439
Pool Q56900, 4.00%, 06/01/2048	1,890,886	2,034,538
Pool Q57029, 4.00%, 07/01/2048	1,477,908	1,584,848
Pool Q57388, 4.00%, 07/01/2048	900,186	961,408
Pool Q57694, 4.00%, 08/01/2048	1,271,439	1,354,956
Pool Q58271, 4.00%, 09/01/2048	975,852	1,045,845
Pool Q58366, 4.00%, 09/01/2048	463,291	500,650
Pool Q58774, 4.00%, 10/01/2048	2,027,601	2,206,101
Pool Q59058, 4.00%, 10/01/2048	1,568,372	1,671,348
Pool Q59686, 4.00%, 11/01/2048	1,159,659	1,244,786
Pool Q60213, 4.00%, 12/01/2048	1,836,644	1,957,906
Pool Q60598, 4.00%, 01/01/2049	990,793	1,063,614
Pool Q61151, 4.00%, 01/01/2049	904,243	969,158
Pool Q61387, 4.00%, 02/01/2049	1,392,491	1,493,564
Pool Q61800, 4.00%, 03/01/2049	1,216,983	1,302,464
Pool Q61986, 4.00%, 03/01/2049	1,996,929	2,127,323
Pool Q62397, 4.00%, 04/01/2049	1,352,396	1,441,064
Pool QA2071, 4.00%, 07/01/2049	1,196,928	1,298,647
Pool QA4064, 4.00%, 10/01/2049	827,983	887,082
Pool A91363, 4.50%, 03/01/2040	160,414	173,350
Pool A91756, 4.50%, 03/01/2040	246,890	271,240
Pool A92905, 4.50%, 06/01/2040	66,115	71,430
Pool A93467, 4.50%, 08/01/2040	141,975	153,379
Pool Q01597, 4.50%, 05/01/2041	284,356	307,478
Pool Q02377, 4.50%, 07/01/2041	153,730	166,189
Pool Q47624, 4.50%, 04/01/2047	951,977	1,049,022
Pool Q48294, 4.50%, 05/01/2047	687,161	750,139
Pool Q49044, 4.50%, 07/01/2047	1,182,932	1,285,102
Pool Q49608, 4.50%, 07/01/2047	517,351	561,015
Pool Q49902, 4.50%, 08/01/2047	292,868	320,663
Pool Q55774, 4.50%, 04/01/2048	1,545,901	1,689,015
Pool Q56476, 4.50%, 05/01/2048	2,137,360	2,308,417
Pool Q56906, 4.50%, 06/01/2048	2,721,416	2,968,753
Pool Q57389, 4.50%, 07/01/2048	1,628,389	1,769,079
Pool Q57906, 4.50%, 08/01/2048	2,195,246	2,403,942
Pool Q58775, 4.50%, 09/01/2048	2,233,908	2,436,822
Pool Q59454, 4.50%, 11/01/2048	700,227	772,232
Pool Q60215, 4.50%, 11/01/2048	1,452,449	1,568,657
Pool Q61389, 4.50%, 02/01/2049	386,591	420,898
Pool A68734, 5.00%, 07/01/2037	17,495	19,147
Pool A91364, 5.00%, 03/01/2040	197,141	216,179
Pool A92906, 5.00%, 07/01/2040	289,511	320,826
Pool A56707, 5.50%, 01/01/2037	63,797	70,694
Pool A58653, 5.50%, 03/01/2037	55,161	61,076
Pool A68746, 5.50%, 10/01/2037	135,534	150,189
Pool A76192, 5.50%, 04/01/2038	278,029	311,035
Pool A76444, 5.50%, 04/01/2038	106,526	118,052
Pool A78742, 5.50%, 06/01/2038	569,699	647,403
Pool G06072, 6.00%, 06/01/2038	323,313	381,810
Pool G06073, 6.50%, 10/01/2037	687,438	825,585
		224,229,191

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
FHA Project Loans - 0.37%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	$2,845,905	$2,829,660
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,475,420	5,909,952
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	581,761	612,355
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	177,974	177,946
Pool Reilly, 7.43%, 08/25/2021 (a) (b)	4,503	4,503
		9,534,416

FHMS Multifamily - 1.25%
Pool KF36, 0.49%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	2,978,257	2,977,123
Pool Q012, 0.58%, 08/25/2025 (a) (b) (c)	4,160,000	4,162,300
Pool KG03, 0.70%, 04/25/2029 (c)	1,500,000	1,491,447
Pool WN0034, 1.94%, 04/01/2037	5,250,000	5,251,465
Pool Q012, 1.01%, 08/25/2030 (a) (b) (c)	4,600,000	4,600,028
Pool KG03, 1.30%, 06/25/2030 (c)	8,000,000	8,102,003
Pool K109, 1.56%, 04/25/2030	1,500,000	1,566,183
Pool K094, 2.70%, 04/25/2029	3,987,715	4,388,202
		32,538,751

FNMA Multifamily - 11.58%
Pool AM8728, 0.46%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,677,053	2,677,631
Pool Ranco Niguel Apts, 1.19%, 09/01/2032 (a) (b)	3,000,000	2,982,884
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,780,109
Pool BL7892, 1.24%, 08/01/2030	6,500,000	6,620,895
Pool BL7247, 1.25%, 06/01/2030	3,187,155	3,253,024
Pool BL7686, 1.28%, 08/01/2030	3,000,000	3,066,401
Pool BL7010, 1.30%, 06/01/2030	10,000,000	10,224,161
Pool BL7898, 1.31%, 08/01/2032	8,100,000	8,081,737
Pool BL8000, 1.34%, 09/01/2030 (a) (b)	4,940,000	4,988,672
Pool BL8013, 1.36%, 08/01/2035	5,375,000	5,338,116
Pool BL8014, 1.36%, 08/01/2035	4,790,000	4,757,130
Pool BL7636, 1.41%, 07/01/2032	3,000,000	3,047,825
Pool BL7257, 1.44%, 06/01/2032	415,675	427,227
Pool BL6827, 1.50%, 06/01/2032	6,390,216	6,613,542
Pool BL7351, 1.65%, 07/01/2030	655,000	690,111
Pool BL7338, 1.81%, 07/01/2032	1,760,000	1,863,434
Pool BL6240, 1.94%, 03/01/2030	750,000	804,047
Pool AN2159, 2.06%, 12/01/2022	1,401,730	1,401,177
Pool BL6159, 2.06%, 03/01/2030	1,838,974	1,988,308
Pool BL5261, 2.18%, 03/01/2030	1,983,501	2,142,198
Pool AM1491, 2.24%, 11/01/2022	1,660,902	1,706,820
Pool AN3157, 2.25%, 10/01/2026	4,332,665	4,645,210
Pool AN1684, 2.30%, 06/01/2023	2,606,775	2,732,216
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,610,106
Pool AM1114, 2.34%, 11/01/2022	1,054,585	1,085,581
Pool BL5452, 2.41%, 01/01/2030	3,443,980	3,770,223
Pool BL4589, 2.45%, 10/01/2029	6,538,088	7,169,911
Pool AM2198, 2.48%, 01/01/2023	93,538	96,752
Pool BL4134, 2.52%, 02/01/2034	6,420,000	7,074,523
Pool AN3584, 2.53%, 11/01/2028	1,000,000	1,105,898
Pool AN1381, 2.56%, 08/01/2026	897,040	974,402
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,492,247
Pool AN1428, 2.69%, 04/01/2026	575,522	627,135
Pool AN0668, 2.75%, 10/01/2021	2,039,904	2,067,231
Pool AN0761, 2.75%, 10/01/2021	2,684,687	2,720,563
Pool AN0777, 2.75%, 11/01/2021	2,115,840	2,147,909
Pool AM9007, 2.78%, 05/01/2025	474,627	513,630
Pool AM8561, 2.82%, 04/01/2025	4,050,029	4,384,582
Pool AN2174, 2.84%, 07/01/2026	6,600,000	7,104,440
Pool AN0876, 2.85%, 02/01/2026	1,377,205	1,509,291
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,345,862
Pool 471460, 2.88%, 06/01/2022	848,802	873,315
Pool AM7627, 2.95%, 01/01/2025	2,853,004	3,097,864
Pool AN6823, 2.95%, 09/01/2029	6,964,000	7,892,588
Pool AN5781, 2.96%, 06/01/2029	378,266	422,622
Pool AN8458, 2.97%, 02/01/2025	4,959,859	5,418,550
Pool AN5536, 2.97%, 05/01/2027	3,244,722	3,628,364
Pool BL2741, 2.97%, 06/01/2029	3,450,213	3,928,247
Pool AN6926, 3.00%, 11/01/2032	999,310	1,137,619
Pool BL4558, 3.00%, 11/01/2035	3,716,037	4,276,167
Pool AN0915, 3.01%, 02/01/2026	461,528	509,613
Pool AN7354, 3.03%, 11/01/2027	2,651,900	2,990,925
Pool AN3838, 3.05%, 01/01/2022	474,080	473,860

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool AN5273, 3.06%, 05/01/2027	$399,917	$450,201
Pool AN6579, 3.06%, 09/01/2027	1,448,961	1,595,376
Pool AN5758, 3.09%, 06/01/2027	1,494,767	1,645,284
Pool BL2603, 3.10%, 05/01/2029	5,675,341	6,514,024
Pool AN4301, 3.15%, 01/01/2027	495,340	557,808
Pool AN8567, 3.15%, 03/01/2028	7,371,115	8,362,747
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,920,873
Pool AN8521, 3.19%, 03/01/2028	2,484,084	2,618,899
Pool AN9141, 3.20%, 05/01/2025	1,305,062	1,399,232
Pool AN6262, 3.20%, 08/01/2027	510,528	578,284
Pool AN6232, 3.20%, 08/01/2029	4,780,000	5,545,904
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,420,994
Pool AN4133, 3.21%, 01/01/2033	234,032	272,514
Pool AM8227, 3.21%, 03/01/2033	90,752	98,382
Pool AM9393, 3.23%, 07/01/2025	915,508	1,009,598
Pool AN5792, 3.30%, 04/01/2034	921,200	1,094,965
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,903,690
Pool AM9780, 3.31%, 03/01/2031	376,946	437,536
Pool BL2249, 3.32%, 04/01/2029	800,000	922,145
Pool AM6620, 3.34%, 08/01/2024	538,705	538,309
Pool BL2377, 3.34%, 05/01/2031	2,820,600	3,323,066
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,428,439
Pool AN8814, 3.36%, 04/01/2028	963,505	1,105,837
Pool AN4505, 3.36%, 02/01/2032	971,409	1,111,859
Pool 470414, 3.37%, 01/01/2022	211,778	211,623
Pool AM3973, 3.37%, 07/01/2023	3,218,289	3,256,837
Pool AN4978, 3.39%, 03/01/2033	13,186,302	15,771,315
Pool AN5418, 3.40%, 05/01/2033	750,000	899,901
Pool AM5986, 3.44%, 06/01/2026	589,699	664,853
Pool AN9534, 3.45%, 06/01/2025	2,414,619	2,670,446
Pool AN4404, 3.45%, 01/01/2027	680,380	754,082
Pool BL0478, 3.57%, 10/01/2025	2,041,337	2,241,226
Pool AN4782, 3.69%, 02/01/2037	1,611,162	1,909,337
Pool AN1108, 3.76%, 03/01/2046	277,432	313,834
Pool AN4171, 3.79%, 01/01/2035	803,656	871,369
Pool AN9844, 3.80%, 07/01/2030	795,223	939,827
Pool 469075, 3.82%, 09/01/2021	641,813	653,252
Pool BL1090, 3.82%, 12/01/2025	977,017	1,027,994
Pool AM9376, 3.83%, 07/01/2045	460,868	527,753
Pool 466973, 3.85%, 01/01/2021	1,956,024	1,955,375
Pool 469094, 3.90%, 09/01/2026	125,932	136,751
Pool AN0360, 3.95%, 12/01/2045	100,000	120,742
Pool 468263, 3.98%, 06/01/2021	3,394,760	3,431,052
Pool AN4676, 4.10%, 03/01/2047	1,278,124	1,496,230
Pool AM5197, 4.20%, 01/01/2030	385,943	458,467
Pool 467732, 4.57%, 04/01/2021	255,545	255,268
Pool 468251, 4.76%, 06/01/2026	556,342	647,829
Pool 464133, 4.85%, 01/01/2025	1,856,547	2,090,357
Pool 466907, 5.13%, 03/01/2026	361,900	423,593
Pool 387215, 5.19%, 01/01/2023	381,374	409,946
Pool 465394, 5.20%, 03/01/2026	487,030	571,212
Pool 463895, 5.25%, 10/01/2025	338,668	396,678
Pool 874487, 5.52%, 05/01/2025	441,407	470,777
Pool 463000, 5.58%, 08/01/2021	1,151,767	1,175,421
Pool 874481, 5.75%, 04/01/2022	3,093,062	3,255,111
Pool 387005, 5.95%, 06/01/2022	301,938	301,746
Pool 873949, 5.95%, 09/01/2024	1,114,207	1,170,002
Pool 463839, 5.96%, 11/01/2027	601,634	700,413
Pool 873679, 6.10%, 06/01/2024	390,834	413,781
Pool 467914, 6.10%, 04/01/2041	485,443	569,705
Pool 463997, 6.12%, 12/01/2027	904,883	1,064,074
Pool 958614, 6.22%, 04/01/2027	331,503	381,102
Pool 464836, 6.23%, 03/01/2028	1,564,392	1,777,657
Pool 465260, 6.33%, 06/01/2028	1,419,108	1,678,804
Pool 464254, 6.34%, 11/01/2027	2,408,235	2,849,396
Pool 464969, 6.34%, 04/01/2028	2,452,703	3,120,608
Pool 464632, 6.50%, 02/01/2028	445,318	500,349
Pool 465588, 6.55%, 07/01/2028	542,090	643,751
Pool 466756, 6.59%, 12/01/2028	1,656,945	1,974,744
Pool 464573, 6.72%, 02/01/2040	2,150,534	2,589,542
Pool 466595, 6.78%, 11/01/2025	3,438,558	4,094,621
Pool 469854, 8.26%, 12/01/2026	1,541,626	1,958,192
		301,935,806

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
FNMA Single Family - 24.64%
Pool BQ1545, 2.00%, 09/01/2050	$4,539,951	$4,681,918
Pool BQ1571, 2.00%, 09/01/2050	6,400,555	6,600,707
Pool BQ1603, 2.00%, 09/01/2050	2,759,670	2,845,967
Pool QB3154, 2.00%, 09/01/2050	3,848,971	3,969,331
Pool BP5424, 2.50%, 05/01/2050	1,646,932	1,733,533
Pool CA5693, 2.50%, 05/01/2050	1,510,269	1,601,709
Pool BP5447, 2.50%, 06/01/2050	1,574,370	1,657,156
Pool BP5470, 2.50%, 06/01/2050	1,081,268	1,138,126
Pool BP5498, 2.50%, 06/01/2050	1,859,115	1,956,873
Pool BP8732, 2.50%, 06/01/2050	3,008,729	3,166,937
Pool CA6159, 2.50%, 06/01/2050	2,944,850	3,100,823
Pool QB0406, 2.50%, 06/01/2050	1,320,450	1,389,883
Pool BP8742, 2.50%, 07/01/2050	1,722,014	1,812,561
Pool BP8759, 2.50%, 07/01/2050	2,366,470	2,490,906
Pool BP8789, 2.50%, 07/01/2050	1,632,574	1,722,997
Pool BP8814, 2.50%, 07/01/2050	1,447,736	1,523,863
Pool BP9533, 2.50%, 07/01/2050	2,370,783	2,495,447
Pool BP9534, 2.50%, 07/01/2050	2,418,873	2,546,067
Pool BP9566, 2.50%, 07/01/2050	446,069	469,525
Pool QB0821, 2.50%, 07/01/2050	1,386,533	1,459,441
Pool QB1534, 2.50%, 07/01/2050	1,743,289	1,834,957
Pool QB1536, 2.50%, 07/01/2050	1,117,282	1,176,032
Pool QB1680, 2.50%, 07/01/2050	1,202,423	1,265,651
Pool RA3120, 2.50%, 07/01/2050	3,506,769	3,692,501
Pool BP9596, 2.50%, 08/01/2050	1,044,800	1,107,915
Pool BP9598, 2.50%, 08/01/2050	1,169,759	1,234,548
Pool BQ0192, 2.50%, 08/01/2050	1,989,317	2,099,497
Pool BQ0210, 2.50%, 08/01/2050	2,350,030	2,483,645
Pool BQ0228, 2.50%, 08/01/2050	2,476,411	2,606,633
Pool BQ0248, 2.50%, 08/01/2050	2,115,713	2,226,964
Pool CA6683, 2.50%, 08/01/2050	4,524,452	4,764,094
Pool QB2636, 2.50%, 08/01/2050	2,157,608	2,271,061
Pool RA3298, 2.50%, 08/01/2050	4,770,249	5,022,907
Pool RA3322, 2.50%, 08/01/2050	1,963,591	2,067,595
Pool RA3381, 2.50%, 08/01/2050	3,857,639	4,061,961
Pool BQ1546, 2.50%, 09/01/2050	3,268,634	3,440,512
Pool BQ1572, 2.50%, 09/01/2050	5,142,658	5,413,078
Pool BQ1604, 2.50%, 09/01/2050	3,031,963	3,191,396
Pool QB3152, 2.50%, 09/01/2050	3,854,982	4,057,695
Pool AB6333, 3.00%, 09/01/2042	574,865	616,455
Pool AP7482, 3.00%, 09/01/2042	95,424	102,180
Pool AP9712, 3.00%, 09/01/2042	100,877	108,177
Pool AB7486, 3.00%, 12/01/2042	811,697	870,180
Pool AR5591, 3.00%, 01/01/2043	49,272	52,839
Pool AT1983, 3.00%, 04/01/2043	595,191	638,282
Pool AB9496, 3.00%, 05/01/2043	50,920	54,475
Pool AR6415, 3.00%, 05/01/2043	337,818	362,072
Pool AT0343, 3.00%, 05/01/2043	40,713	43,868
Pool AS7134, 3.00%, 05/01/2046	1,213,516	1,286,837
Pool AS7340, 3.00%, 06/01/2046	2,977,094	3,157,196
Pool BC1141, 3.00%, 06/01/2046	741,544	785,636
Pool AS7521, 3.00%, 07/01/2046	1,509,973	1,598,440
Pool BD0472, 3.00%, 07/01/2046	523,243	552,109
Pool AS7816, 3.00%, 08/01/2046	3,587,954	3,800,419
Pool BC2796, 3.00%, 08/01/2046	1,955,622	2,072,054
Pool AS7899, 3.00%, 09/01/2046	1,971,317	2,088,098
Pool BD6343, 3.00%, 09/01/2046	763,398	813,371
Pool AS8079, 3.00%, 10/01/2046	2,603,634	2,758,167
Pool BC4722, 3.00%, 10/01/2046	623,742	660,479
Pool AS8290, 3.00%, 11/01/2046	2,180,519	2,308,947
Pool AS8463, 3.00%, 12/01/2046	2,927,620	3,102,716
Pool BC9073, 3.00%, 12/01/2046	2,460,008	2,604,620
Pool AS8650, 3.00%, 01/01/2047	8,106,348	8,570,217
Pool BD7042, 3.00%, 03/01/2047	794,255	843,321
Pool BN6614, 3.00%, 05/01/2049	662,333	698,487
Pool BN8885, 3.00%, 05/01/2049	831,079	876,444
Pool BN6722, 3.00%, 06/01/2049	1,275,200	1,344,808
Pool BN8907, 3.00%, 06/01/2049	765,479	807,378
Pool BN8921, 3.00%, 06/01/2049	436,868	460,715
Pool BO1800, 3.00%, 06/01/2049	2,505,804	2,642,586
Pool BO1272, 3.00%, 07/01/2049	1,432,212	1,510,608
Pool BO1283, 3.00%, 07/01/2049	1,430,477	1,508,562
Pool CA3873, 3.00%, 07/01/2049	2,887,998	3,045,642

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool BN7692, 3.00%, 08/01/2049	$1,996,464	$2,105,443
Pool BN7703, 3.00%, 08/01/2049	7,115,317	7,503,715
Pool BO1314, 3.00%, 08/01/2049	2,063,520	2,176,575
Pool BO1318, 3.00%, 08/01/2049	1,885,187	1,988,092
Pool BO1324, 3.00%, 08/01/2049	2,208,904	2,329,480
Pool CA3957, 3.00%, 08/01/2049	3,981,113	4,199,758
Pool BO2209, 3.00%, 09/01/2049	1,560,024	1,645,180
Pool BO2957, 3.00%, 09/01/2049	1,874,158	1,977,323
Pool BO2962, 3.00%, 09/01/2049	2,805,654	2,958,804
Pool BO3017, 3.00%, 09/01/2049	3,539,392	3,732,594
Pool BO3200, 3.00%, 09/01/2049	1,247,289	1,315,374
Pool CA4244, 3.00%, 09/01/2049	1,500,536	1,582,444
Pool BO5402, 3.00%, 10/01/2049	2,854,305	3,010,110
Pool BO5431, 3.00%, 10/01/2049	2,230,350	2,352,096
Pool BO5441, 3.00%, 10/01/2049	1,657,562	1,748,042
Pool CA4331, 3.00%, 10/01/2049	4,366,059	4,604,386
Pool BO4660, 3.00%, 11/01/2049	2,198,686	2,318,704
Pool BO5348, 3.00%, 11/01/2049	3,023,908	3,188,972
Pool BO5477, 3.00%, 11/01/2049	4,556,933	4,805,678
Pool BO5487, 3.00%, 11/01/2049	2,749,064	2,899,126
Pool CA4531, 3.00%, 11/01/2049	6,701,979	7,069,643
Pool BO5371, 3.00%, 12/01/2049	1,747,796	1,858,430
Pool BO6215, 3.00%, 12/01/2049	842,952	888,965
Pool BO8900, 3.00%, 12/01/2049	2,798,425	2,951,181
Pool BO8936, 3.00%, 01/01/2050	2,340,470	2,468,228
Pool BO8980, 3.00%, 01/01/2050	1,678,890	1,770,535
Pool CA5097, 3.00%, 01/01/2050	1,565,562	1,651,612
Pool BO9005, 3.00%, 02/01/2050	1,601,432	1,688,848
Pool BP1309, 3.00%, 02/01/2050	2,621,945	2,765,067
Pool CA5237, 3.00%, 02/01/2050	5,264,842	5,552,717
Pool BP1374, 3.00%, 03/01/2050	3,127,305	3,298,013
Pool BP1467, 3.00%, 03/01/2050	3,433,009	3,630,330
Pool BP5412, 3.00%, 05/01/2050	743,718	784,315
Pool BP5425, 3.00%, 05/01/2050	601,381	634,208
Pool CA5694, 3.00%, 05/01/2050	6,554,137	6,914,392
Pool BP5448, 3.00%, 06/01/2050	423,436	446,549
Pool BP5471, 3.00%, 06/01/2050	373,788	395,273
Pool BP5499, 3.00%, 06/01/2050	728,877	768,663
Pool BP8733, 3.00%, 06/01/2050	1,142,186	1,204,534
Pool CA6160, 3.00%, 06/01/2050	2,090,557	2,205,473
Pool BP8743, 3.00%, 07/01/2050	648,546	686,617
Pool BP8760, 3.00%, 07/01/2050	526,997	555,764
Pool BP8790, 3.00%, 07/01/2050	1,461,741	1,545,761
Pool BP8815, 3.00%, 07/01/2050	1,015,407	1,075,015
Pool BP9535, 3.00%, 07/01/2050	1,247,079	1,315,152
Pool BP9536, 3.00%, 07/01/2050	1,337,748	1,422,606
Pool BP9567, 3.00%, 07/01/2050	1,072,453	1,135,409
Pool QB0757, 3.00%, 07/01/2050	1,182,128	1,251,522
Pool QB0816, 3.00%, 07/01/2050	719,770	759,059
Pool QB1681, 3.00%, 07/01/2050	1,243,750	1,322,646
Pool BP9597, 3.00%, 08/01/2050	738,083	780,508
Pool BQ0193, 3.00%, 08/01/2050	1,099,367	1,162,558
Pool BQ0211, 3.00%, 08/01/2050	943,813	999,219
Pool BQ0229, 3.00%, 08/01/2050	1,211,796	1,288,665
Pool BQ0249, 3.00%, 08/01/2050	1,125,775	1,190,484
Pool BQ1573, 3.00%, 09/01/2050	2,737,510	2,898,214
Pool QB3153, 3.00%, 09/01/2050	2,457,186	2,591,315
Pool AS0092, 3.50%, 07/01/2043	195,457	211,264
Pool AU1769, 3.50%, 08/01/2043	242,795	264,436
Pool AX4858, 3.50%, 12/01/2044	260,164	279,780
Pool AX7551, 3.50%, 01/01/2045	197,990	212,839
Pool AY4388, 3.50%, 02/01/2045	422,288	459,716
Pool AS4536, 3.50%, 03/01/2045	209,859	225,425
Pool AX9585, 3.50%, 03/01/2045	1,496,564	1,606,566
Pool AY5019, 3.50%, 03/01/2045	118,266	126,218
Pool AS4738, 3.50%, 04/01/2045	692,334	739,178
Pool AY1387, 3.50%, 04/01/2045	235,602	253,277
Pool AS4913, 3.50%, 05/01/2045	1,021,829	1,096,981
Pool AY3458, 3.50%, 05/01/2045	393,234	422,352
Pool AY8252, 3.50%, 05/01/2045	200,121	216,279
Pool AY8271, 3.50%, 05/01/2045	121,246	130,420
Pool AS5117, 3.50%, 06/01/2045	876,045	937,503
Pool AZ2274, 3.50%, 06/01/2045	229,832	248,389
Pool AZ2316, 3.50%, 06/01/2045	192,065	206,363

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool AS5351, 3.50%, 07/01/2045	$221,893	$238,058
Pool AZ0805, 3.50%, 07/01/2045	695,959	747,774
Pool AZ5686, 3.50%, 07/01/2045	158,831	169,409
Pool AS5579, 3.50%, 08/01/2045	178,740	192,047
Pool AZ5696, 3.50%, 08/01/2045	194,742	211,002
Pool AS5767, 3.50%, 09/01/2045	474,128	508,922
Pool AZ2904, 3.50%, 09/01/2045	255,884	274,664
Pool AZ9193, 3.50%, 09/01/2045	157,019	169,293
Pool AS5917, 3.50%, 10/01/2045	761,140	816,965
Pool AZ4755, 3.50%, 10/01/2045	145,469	157,215
Pool AS6127, 3.50%, 11/01/2045	592,220	635,840
Pool AS6309, 3.50%, 12/01/2045	367,407	392,033
Pool BC0066, 3.50%, 12/01/2045	253,067	271,799
Pool AS6467, 3.50%, 01/01/2046	1,741,609	1,868,585
Pool AS6616, 3.50%, 02/01/2046	1,078,212	1,155,516
Pool BC0223, 3.50%, 02/01/2046	1,186,295	1,273,744
Pool BC0226, 3.50%, 02/01/2046	201,814	216,720
Pool AS6785, 3.50%, 03/01/2046	1,998,726	2,144,025
Pool AS6956, 3.50%, 04/01/2046	2,049,557	2,192,366
Pool BC0801, 3.50%, 04/01/2046	823,264	884,076
Pool AS7135, 3.50%, 05/01/2046	353,607	379,826
Pool BC6041, 3.50%, 05/01/2046	777,741	828,593
Pool BD0456, 3.50%, 06/01/2046	183,714	198,336
Pool BC9068, 3.50%, 12/01/2046	593,057	637,029
Pool AS8635, 3.50%, 01/01/2047	3,491,893	3,715,715
Pool AS8808, 3.50%, 02/01/2047	2,527,963	2,703,288
Pool AS8918, 3.50%, 03/01/2047	5,008,451	5,309,688
Pool BD7046, 3.50%, 03/01/2047	5,076,649	5,397,025
Pool BE7198, 3.50%, 03/01/2047	455,675	487,749
Pool AS9380, 3.50%, 04/01/2047	2,006,673	2,129,663
Pool BH1139, 3.50%, 04/01/2047	508,234	553,139
Pool BH1158, 3.50%, 04/01/2047	480,870	511,227
Pool AS9548, 3.50%, 05/01/2047	3,473,655	3,680,237
Pool BD2416, 3.50%, 05/01/2047	2,005,743	2,131,266
Pool AS9814, 3.50%, 06/01/2047	2,384,462	2,526,069
Pool BE3687, 3.50%, 06/01/2047	1,157,440	1,248,808
Pool BH5307, 3.50%, 06/01/2047	375,360	396,488
Pool AS9943, 3.50%, 07/01/2047	3,420,104	3,632,119
Pool BH5329, 3.50%, 07/01/2047	330,247	353,089
Pool BH2607, 3.50%, 08/01/2047	1,382,037	1,475,092
Pool CA0116, 3.50%, 08/01/2047	2,868,257	3,047,200
Pool BH2671, 3.50%, 09/01/2047	1,667,519	1,765,932
Pool BH5391, 3.50%, 09/01/2047	850,271	910,311
Pool CA0408, 3.50%, 09/01/2047	585,960	618,713
Pool BH4063, 3.50%, 10/01/2047	1,182,243	1,255,679
Pool BH9370, 3.50%, 10/01/2047	884,647	941,961
Pool CA0566, 3.50%, 10/01/2047	1,591,183	1,690,390
Pool BH5746, 3.50%, 11/01/2047	2,776,020	2,939,562
Pool CA0744, 3.50%, 11/01/2047	889,549	941,808
Pool BH7046, 3.50%, 12/01/2047	5,297,638	5,631,215
Pool BJ1663, 3.50%, 12/01/2047	1,957,109	2,075,528
Pool CA0918, 3.50%, 12/01/2047	1,898,655	2,016,873
Pool BH7097, 3.50%, 01/01/2048	3,612,533	3,835,191
Pool BJ4551, 3.50%, 01/01/2048	1,520,896	1,614,892
Pool BJ4562, 3.50%, 01/01/2048	722,178	773,704
Pool CA1074, 3.50%, 01/01/2048	2,749,879	2,964,829
Pool BH9270, 3.50%, 02/01/2048	2,984,349	3,167,482
Pool BJ4611, 3.50%, 02/01/2048	1,448,185	1,532,229
Pool BJ4612, 3.50%, 02/01/2048	815,173	867,902
Pool CA1243, 3.50%, 02/01/2048	6,152,079	6,543,933
Pool BJ0616, 3.50%, 03/01/2048	3,142,392	3,337,170
Pool BJ0652, 3.50%, 03/01/2048	2,393,139	2,540,950
Pool BK1959, 3.50%, 03/01/2048	1,515,548	1,603,542
Pool BK1960, 3.50%, 03/01/2048	1,125,574	1,201,309
Pool CA1415, 3.50%, 03/01/2048	3,600,063	3,819,373
Pool MA3574, 3.50%, 01/01/2049	10,772,688	11,351,719
Pool BN5245, 3.50%, 02/01/2049	1,085,602	1,148,461
Pool MA3597, 3.50%, 02/01/2049	8,650,457	9,146,154
Pool BN4385, 3.50%, 03/01/2049	922,551	982,980
Pool BN5344, 3.50%, 03/01/2049	1,485,824	1,568,334
Pool BN6226, 3.50%, 03/01/2049	58,857	62,086
Pool BN6235, 3.50%, 04/01/2049	194,462	206,650
Pool BN6245, 3.50%, 04/01/2049	212,025	223,767
Pool BN6283, 3.50%, 04/01/2049	778,909	821,713

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool BN6567, 3.50%, 04/01/2049	$2,138,818	$2,264,196
Pool CA3399, 3.50%, 04/01/2049	2,398,161	2,533,022
Pool BN6299, 3.50%, 05/01/2049	1,325,254	1,398,682
Pool BN6619, 3.50%, 05/01/2049	1,789,496	1,887,565
Pool BN8886, 3.50%, 05/01/2049	4,189,878	4,422,128
Pool CA3556, 3.50%, 05/01/2049	2,898,955	3,061,703
Pool BN6735, 3.50%, 06/01/2049	1,986,371	2,096,155
Pool BN8911, 3.50%, 06/01/2049	2,785,672	2,940,085
Pool BN8922, 3.50%, 06/01/2049	1,361,707	1,446,066
Pool BN8930, 3.50%, 06/01/2049	2,659,900	2,806,267
Pool CA3738, 3.50%, 06/01/2049	2,271,010	2,412,347
Pool BO1273, 3.50%, 07/01/2049	3,516,612	3,708,212
Pool BO1284, 3.50%, 07/01/2049	2,659,487	2,831,330
Pool BO1315, 3.50%, 07/01/2049	2,051,809	2,166,282
Pool BO1795, 3.50%, 07/01/2049	1,307,778	1,380,055
Pool CA3874, 3.50%, 07/01/2049	2,670,302	2,816,486
Pool BO1319, 3.50%, 08/01/2049	2,555,605	2,694,176
Pool BO1358, 3.50%, 08/01/2049	1,837,889	1,937,543
Pool BO2963, 3.50%, 09/01/2049	2,696,919	2,878,189
Pool BO5403, 3.50%, 10/01/2049	1,012,488	1,072,282
Pool BO5349, 3.50%, 11/01/2049	681,992	718,947
Pool BO5478, 3.50%, 11/01/2049	2,266,978	2,407,566
Pool BO5488, 3.50%, 11/01/2049	1,500,327	1,582,070
Pool BO5372, 3.50%, 12/01/2049	899,258	948,018
Pool BO8937, 3.50%, 01/01/2050	2,243,318	2,394,104
Pool BO9006, 3.50%, 02/01/2050	1,523,583	1,626,626
Pool BP1310, 3.50%, 02/01/2050	1,224,066	1,302,760
Pool BP1468, 3.50%, 03/01/2050	1,112,340	1,187,568
Pool AH0540, 4.00%, 12/01/2040	26,586	28,354
Pool AH2979, 4.00%, 01/01/2041	62,188	67,064
Pool AH5643, 4.00%, 01/01/2041	106,449	117,118
Pool AH5671, 4.00%, 02/01/2041	185,938	204,781
Pool AH8877, 4.00%, 04/01/2041	128,809	142,791
Pool AI9871, 4.00%, 09/01/2041	57,329	62,223
Pool AJ4024, 4.00%, 10/01/2041	112,849	124,510
Pool AU9998, 4.00%, 09/01/2043	96,738	106,615
Pool AS0716, 4.00%, 10/01/2043	573,583	624,509
Pool AU6721, 4.00%, 10/01/2043	173,820	191,440
Pool AV0191, 4.00%, 10/01/2043	38,767	41,314
Pool AV0214, 4.00%, 10/01/2043	90,616	97,838
Pool AS0929, 4.00%, 11/01/2043	369,925	408,451
Pool AU6999, 4.00%, 11/01/2043	963,870	1,070,926
Pool AU7007, 4.00%, 11/01/2043	197,124	217,539
Pool AS1368, 4.00%, 12/01/2043	90,013	98,136
Pool AV0670, 4.00%, 12/01/2043	207,195	228,329
Pool AS1427, 4.00%, 01/01/2044	149,487	161,954
Pool AV6342, 4.00%, 01/01/2044	148,153	162,356
Pool AS1671, 4.00%, 02/01/2044	66,198	71,535
Pool AV5020, 4.00%, 02/01/2044	317,402	350,417
Pool AS1877, 4.00%, 03/01/2044	36,784	39,413
Pool AV7087, 4.00%, 03/01/2044	375,434	414,232
Pool AW0985, 4.00%, 05/01/2044	114,053	125,917
Pool AW3597, 4.00%, 06/01/2044	232,758	256,363
Pool AW5358, 4.00%, 06/01/2044	73,991	80,607
Pool AS2826, 4.00%, 07/01/2044	132,625	146,417
Pool AW8968, 4.00%, 07/01/2044	105,294	115,401
Pool AS3009, 4.00%, 08/01/2044	251,826	276,233
Pool AS3493, 4.00%, 10/01/2044	347,057	377,294
Pool AX0902, 4.00%, 10/01/2044	129,513	142,355
Pool AX3165, 4.00%, 10/01/2044	36,967	39,578
Pool AS3951, 4.00%, 11/01/2044	44,901	47,894
Pool AX4856, 4.00%, 12/01/2044	108,379	119,323
Pool AX7550, 4.00%, 12/01/2044	190,627	204,472
Pool AY5025, 4.00%, 03/01/2045	539,065	583,992
Pool AY8277, 4.00%, 05/01/2045	133,300	145,529
Pool AZ5697, 4.00%, 08/01/2045	146,678	157,229
Pool AZ9195, 4.00%, 09/01/2045	141,338	154,224
Pool BE7194, 4.00%, 03/01/2047	1,344,421	1,439,466
Pool BE7216, 4.00%, 04/01/2047	1,728,650	1,885,464
Pool BH1143, 4.00%, 04/01/2047	1,111,711	1,189,832
Pool BD2419, 4.00%, 05/01/2047	1,962,896	2,110,353
Pool BH1167, 4.00%, 05/01/2047	418,280	447,406
Pool BE3689, 4.00%, 06/01/2047	3,889,382	4,183,729
Pool BH5309, 4.00%, 06/01/2047	2,351,591	2,540,957

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool BE3762, 4.00%, 07/01/2047	$1,942,159	$2,094,904
Pool BH5335, 4.00%, 07/01/2047	700,952	761,469
Pool BH5361, 4.00%, 08/01/2047	1,356,630	1,463,867
Pool BH5395, 4.00%, 09/01/2047	973,290	1,057,110
Pool BH4060, 4.00%, 10/01/2047	1,194,360	1,280,025
Pool BH9379, 4.00%, 10/01/2047	405,957	436,998
Pool BH5748, 4.00%, 11/01/2047	1,332,688	1,425,502
Pool BJ4571, 4.00%, 01/01/2048	540,904	582,417
Pool BK1957, 4.00%, 03/01/2048	777,908	835,101
Pool BK1968, 4.00%, 03/01/2048	2,971,157	3,172,034
Pool BK1969, 4.00%, 03/01/2048	1,463,430	1,581,649
Pool BK2557, 4.00%, 03/01/2048	1,965,061	2,125,325
Pool BJ2676, 4.00%, 04/01/2048	796,270	849,094
Pool BK2008, 4.00%, 04/01/2048	960,465	1,022,280
Pool BJ2752, 4.00%, 05/01/2048	2,987,767	3,194,060
Pool BJ9235, 4.00%, 06/01/2048	5,656,863	6,037,607
Pool BK5289, 4.00%, 06/01/2048	1,539,342	1,664,713
Pool CA1934, 4.00%, 06/01/2048	4,397,447	4,690,530
Pool BK0898, 4.00%, 07/01/2048	1,308,162	1,400,938
Pool BK8813, 4.00%, 07/01/2048	1,481,814	1,596,868
Pool CA2094, 4.00%, 07/01/2048	4,229,614	4,509,333
Pool BK4747, 4.00%, 08/01/2048	1,167,242	1,245,407
Pool BK8829, 4.00%, 08/01/2048	849,186	911,002
Pool BH0713, 4.00%, 09/01/2048	877,551	934,140
Pool BK4815, 4.00%, 09/01/2048	1,150,079	1,225,409
Pool BK8895, 4.00%, 09/01/2048	1,140,457	1,215,366
Pool CA2315, 4.00%, 09/01/2048	3,490,165	3,718,349
Pool BK7669, 4.00%, 10/01/2048	1,895,039	2,019,877
Pool CA2532, 4.00%, 10/01/2048	1,719,216	1,831,453
Pool BK7934, 4.00%, 11/01/2048	2,660,026	2,833,460
Pool BH0723, 4.00%, 12/01/2048	853,768	909,850
Pool BN0321, 4.00%, 12/01/2048	858,277	914,592
Pool BN3958, 4.00%, 12/01/2048	1,141,789	1,228,377
Pool CA2994, 4.00%, 01/01/2049	1,656,445	1,795,709
Pool BN4338, 4.00%, 02/01/2049	445,543	474,904
Pool BN4347, 4.00%, 02/01/2049	493,424	528,973
Pool BN5288, 4.00%, 02/01/2049	3,071,928	3,271,617
Pool CA3143, 4.00%, 02/01/2049	911,329	978,126
Pool BN4373, 4.00%, 03/01/2049	1,137,469	1,211,904
Pool BN4386, 4.00%, 03/01/2049	557,639	593,996
Pool BN5350, 4.00%, 03/01/2049	1,175,220	1,252,320
Pool BN6227, 4.00%, 03/01/2049	954,509	1,017,431
Pool CA3270, 4.00%, 03/01/2049	2,649,112	2,824,966
Pool BN6236, 4.00%, 04/01/2049	128,196	137,340
Pool BN6247, 4.00%, 04/01/2049	931,849	993,083
Pool BN6285, 4.00%, 04/01/2049	588,950	627,813
Pool BN6563, 4.00%, 04/01/2049	411,570	438,632
Pool BN6301, 4.00%, 05/01/2049	1,361,281	1,450,785
Pool BN8894, 4.00%, 05/01/2049	1,888,526	2,024,679
Pool BN8913, 4.00%, 06/01/2049	1,114,834	1,237,220
Pool BN8923, 4.00%, 06/01/2049	1,387,485	1,479,300
Pool BN8931, 4.00%, 06/01/2049	1,261,938	1,362,808
Pool BO1274, 4.00%, 07/01/2049	1,996,865	2,127,581
Pool BO1285, 4.00%, 07/01/2049	1,340,244	1,439,144
Pool BO1316, 4.00%, 07/01/2049	386,121	413,775
Pool BO1326, 4.00%, 08/01/2049	2,004,753	2,168,458
Pool BO2971, 4.00%, 09/01/2049	655,866	702,840
Pool BO5432, 4.00%, 10/01/2049	1,849,591	2,000,398
Pool BO5314, 4.00%, 11/01/2049	1,041,852	1,118,261
Pool BO5373, 4.00%, 12/01/2049	741,050	789,776
Pool BO8938, 4.00%, 01/01/2050	1,058,772	1,142,477
Pool BO9007, 4.00%, 02/01/2050	713,156	775,490
Pool AC4095, 4.50%, 09/01/2039	8,818	9,532
Pool AH6769, 4.50%, 03/01/2041	234,752	262,589
Pool AI3491, 4.50%, 06/01/2041	212,799	238,029
Pool AI5362, 4.50%, 06/01/2041	253,376	282,724
Pool AI6155, 4.50%, 07/01/2041	478,673	535,423
Pool AI8167, 4.50%, 08/01/2041	232,690	255,157
Pool BH1145, 4.50%, 04/01/2047	536,614	583,302
Pool BK2031, 4.50%, 04/01/2048	842,329	917,025
Pool BK5278, 4.50%, 05/01/2048	1,713,546	1,858,200
Pool BK5299, 4.50%, 06/01/2048	764,548	829,715
Pool BK8815, 4.50%, 07/01/2048	1,910,413	2,070,597
Pool BK8869, 4.50%, 09/01/2048	1,171,661	1,299,347

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool BK8905, 4.50%, 09/01/2048	$649,108	$704,068
Pool BN0889, 4.50%, 11/01/2048	993,065	1,080,092
Pool BN0323, 4.50%, 12/01/2048	279,717	301,844
Pool BN0928, 4.50%, 12/01/2048	334,730	361,559
Pool BN4308, 4.50%, 12/01/2048	703,083	765,304
Pool CA2842, 4.50%, 12/01/2048	1,163,466	1,256,204
Pool BN5289, 4.50%, 01/01/2049	569,202	614,567
Pool BN4339, 4.50%, 02/01/2049	700,371	765,724
Pool BN4384, 4.50%, 03/01/2049	1,453,820	1,570,052
Pool BN6238, 4.50%, 04/01/2049	523,344	571,778
Pool BN6277, 4.50%, 04/01/2049	537,465	583,680
Pool BN6302, 4.50%, 05/01/2049	85,879	92,745
Pool BN8924, 4.50%, 06/01/2049	697,329	762,104
Pool BN8932, 4.50%, 06/01/2049	363,310	393,296
Pool BO1320, 4.50%, 08/01/2049	747,770	810,165
Pool 890230, 5.00%, 07/01/2040	4,355,982	5,019,428
Pool AD8500, 5.00%, 08/01/2040	389,979	432,879
Pool AH6772, 5.00%, 03/01/2041	117,905	129,294
Pool AH8879, 5.00%, 04/01/2041	327,280	360,994
Pool AI3492, 5.00%, 06/01/2041	248,491	272,675
Pool AI6154, 5.00%, 07/01/2041	119,841	131,342
Pool BK5300, 5.00%, 05/01/2048	961,681	1,080,598
Pool BK8817, 5.00%, 07/01/2048	987,051	1,110,718
Pool BK8870, 5.00%, 09/01/2048	978,490	1,091,735
Pool BN6239, 5.00%, 04/01/2049	318,079	351,079
Pool 890246, 5.50%, 11/01/2038	1,522,139	1,764,979
Pool 890247, 6.00%, 09/01/2038	2,191,450	2,579,054
Pool 886136, 6.50%, 07/01/2036	168,430	187,717
Pool 900106, 6.50%, 08/01/2036	59,075	65,840
Pool 900649, 6.50%, 09/01/2036	106,907	119,149
Pool 947771, 6.50%, 09/01/2037	85,408	100,991
		642,543,726

FRESB Multifamily - 0.06%
Pool 2017-SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	829,064	849,750
Pool 2017-SB43, 3.00%, 10/25/2027 (c)	669,685	705,846
		1,555,596

GNMA Multifamily - 17.84%
Pool 2013-73 A, 0.98%, 10/01/2045	351,321	350,420
Pool 2013-45 A, 1.45%, 10/16/2040	346,738	347,966
Pool 2013-61 A, 1.45%, 01/16/2043	190,808	191,174
Pool 2013-30 A, 1.50%, 05/16/2042	804,536	807,721
Pool 2020-89 AB, 1.50%, 02/16/2062	486,698	495,244
Pool 2020-69, 1.50%, 03/16/2062	1,240,150	1,247,376
Pool 2013-85 A, 1.55%, 09/16/2046	1,200,516	1,210,364
Pool 2013-7 AC, 1.60%, 03/16/2047	1,121,759	1,130,647
Pool 2012-27 A, 1.61%, 07/16/2039	580,990	585,275
Pool 2020-100, 1.65%, 06/16/2060	998,683	1,015,711
Pool 2012-139 AB, 1.67%, 02/16/2053	275,635	275,803
Pool 2013-118 AC, 1.70%, 06/16/2036	1,182,466	1,187,074
Pool 2013-50 AB, 1.73%, 05/16/2045	1,191,716	1,206,814
Pool 2014-103, 1.74%, 06/16/2053	560,661	565,480
Pool CF9103, 1.75%, 10/16/2062 (a) (b)	2,195,000	2,264,880
Pool 2012-144 AD, 1.77%, 01/16/2053	376,582	384,206
Pool 2012-99 AE, 1.80%, 02/16/2048	1,066,575	1,085,733
Pool 2013-12 AB, 1.83%, 11/16/2052	204,570	207,687
Pool 2013-72 AC, 1.88%, 05/16/2046	1,652,285	1,686,357
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,112,464	1,138,572
Pool 2014-168 A, 1.90%, 06/16/2041	218,961	220,125
Pool 2012-150 AB, 1.90%, 08/16/2044	133,191	135,256
Pool 2012-120 A, 1.90%, 02/16/2053	1,365,251	1,375,738
Pool 2020-71, 1.90%, 01/16/2062	1,244,871	1,275,146
Pool 2013-176 AB, 2.00%, 11/16/2038	55,858	56,240
Pool 2013-107 A, 2.00%, 05/16/2040	57,581	58,272
Pool 2013-92 AB, 2.00%, 02/16/2043	619,506	627,683
Pool 2013-143 A, 2.00%, 04/16/2043	35,986	36,113
Pool 2013-128 AB, 2.00%, 10/16/2051	2,009,691	2,057,664
Pool 2011-143, 2.00%, 10/16/2057	3,789,121	3,886,747
Pool 2020-118 AC, 2.00%, 04/16/2062	915,000	950,383
Pool 2020-91 AQ, 2.00%, 05/16/2062	2,005,333	2,067,581
Pool 2020-111 AD, 2.00%, 09/15/2062	1,997,497	2,060,273
Pool 2012-72 AB, 2.03%, 02/16/2046	119,563	121,251

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool 2012-112 AD, 2.09%, 02/16/2053	$185,624	$190,876
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	355,640	362,140
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	199,946	207,769
Pool AA8478, 2.15%, 05/15/2035	299,932	303,762
Pool AA8479, 2.15%, 11/15/2035	627,120	635,149
Pool 2012-70 AB, 2.18%, 08/16/2052	322,058	330,453
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,064,242
Pool 2013-94 AB, 2.20%, 03/16/2054	362,266	373,084
Pool 2016-152, 2.20%, 08/15/2058	2,070,953	2,144,847
Pool 2020-2020, 2.20%, 04/16/2061	991,253	1,025,113
Pool 2020-70, 2.20%, 04/16/2062	747,440	777,766
Pool 2012-78 AD, 2.22%, 03/16/2044	285,207	287,537
Pool AC5324, 2.23%, 09/15/2032	2,104,212	2,136,882
Pool 2016-40, 2.25%, 03/16/2050	7,121,938	7,359,294
Pool 2012-111 AB, 2.25%, 09/16/2052	1,325,872	1,345,612
Pool 2019-127, 2.25%, 08/16/2053	491,506	507,748
Pool 2016-175, 2.25%, 09/16/2058	3,911,358	4,060,781
Pool 2020-48, 2.25%, 11/16/2061	3,233,426	3,372,614
Pool 2014-130 CA, 2.30%, 11/16/2042	128,633	131,409
Pool 2017-20, 2.30%, 09/16/2057	2,138,697	2,217,401
Pool 2016-125, 2.30%, 12/16/2057	990,977	1,032,073
Pool 2017-003, 2.30%, 09/16/2058	4,171,081	4,357,082
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	524,044
Pool 2015-125 AB, 2.35%, 04/16/2047	2,952,557	3,043,301
Pool 2016-26, 2.35%, 11/16/2056	267,940	277,539
Pool 2016-87, 2.35%, 03/16/2058	805,622	842,225
Pool 2020-26 AD, 2.35%, 04/15/2061	2,126,627	2,220,443
Pool 2016-40, 2.40%, 06/16/2049	2,863,669	3,009,870
Pool 2018-16, 2.40%, 03/16/2050	6,566,411	6,769,587
Pool 2017-30, 2.40%, 03/16/2051	3,523,930	3,658,609
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	101,381	104,108
Pool 2017-50, 2.40%, 01/16/2057	5,130,755	5,381,216
Pool 2017-16, 2.40%, 01/16/2058	1,782,566	1,859,529
Pool 2017-29, 2.40%, 01/16/2058	2,042,663	2,120,378
Pool 2016-113, 2.40%, 02/16/2058	1,316,720	1,378,440
Pool 2018-26, 2.40%, 02/16/2058	4,855,288	5,008,078
Pool 2017-49, 2.40%, 05/16/2058	3,226,305	3,369,270
Pool 2017-41, 2.40%, 07/16/2058	2,163,369	2,250,679
Pool 2020-24 AB, 2.40%, 08/16/2061	1,240,940	1,294,212
Pool 778465, 2.45%, 09/15/2047	1,567,769	1,569,729
Pool 2020-23 AC, 2.45%, 02/16/2062	910,693	956,584
Pool AC9553, 2.47%, 02/15/2048	8,615,750	8,813,171
Pool 2014-172, 2.50%, 09/16/2041	899,154	910,221
Pool 2017-169, 2.50%, 10/01/2047	237,827	249,411
Pool AE4484, 2.50%, 06/15/2048	3,654,726	3,751,390
Pool 2018-30, 2.50%, 10/16/2048	2,127,409	2,197,963
Pool 2018-47, 2.50%, 01/16/2049	946,798	978,026
Pool 2017-111, 2.50%, 06/16/2051	292,678	302,979
Pool 2015-114 AD, 2.50%, 11/15/2051	1,844,116	1,903,740
Pool 2017-9, 2.50%, 09/16/2056	1,480,443	1,568,153
Pool 2017-157, 2.50%, 10/16/2056	2,201,095	2,301,436
Pool 2017-28, 2.50%, 02/16/2057	4,380,693	4,617,949
Pool 2016-36 A, 2.50%, 03/16/2057	594,290	621,703
Pool 2017-72, 2.50%, 04/16/2057	933,806	979,593
Pool 2016-71, 2.50%, 10/16/2057	3,012,351	3,160,542
Pool 2017-46, 2.50%, 11/16/2057	4,629,765	4,880,199
Pool 2017-64, 2.50%, 11/16/2057	968,309	1,015,599
Pool 2017-22, 2.50%, 12/16/2057	6,516,687	6,829,809
Pool 2017-47, 2.50%, 08/16/2058	1,983,276	2,075,488
Pool 2017-81, 2.50%, 09/16/2058	1,348,828	1,413,635
Pool 2017-97, 2.50%, 09/16/2058	435,890	456,456
Pool 2018-3, 2.50%, 10/16/2058	6,234,033	6,509,218
Pool 2017-154, 2.50%, 12/16/2058	2,671,265	2,800,315
Pool 2017-7, 2.50%, 12/16/2058 (c)	3,369,664	3,615,717
Pool 2017-127, 2.50%, 02/16/2059	1,131,673	1,186,675
Pool 2017-143, 2.50%, 02/16/2059	2,071,264	2,171,931
Pool 2018-75, 2.50%, 04/16/2059	1,911,669	1,989,369
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,272,320	3,432,273
Pool 2018-2, 2.50%, 07/16/2059	780,279	816,860
Pool 2019-141, 2.50%, 08/16/2060	1,331,588	1,407,117
Pool 2020-8 AL, 2.50%, 01/16/2061	495,949	517,998
Pool 2019-107, 2.50%, 02/16/2061	987,641	1,031,537
Pool 2020-2 AH, 2.50%, 02/16/2061	4,069,366	4,257,641
Pool 2019-147 AE, 2.50%, 06/16/2061	988,010	1,033,420

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool 2020-72, 2.50%, 02/16/2062	$2,840,075	$2,991,136
Pool 2020-10 AC, 2.50%, 04/16/2062	2,083,576	2,184,461
Pool 2011-161 B, 2.53%, 07/16/2038	114,349	114,508
Pool 2016-64, 2.55%, 12/16/2057	1,922,627	2,021,557
Pool 2019-124, 2.55%, 09/16/2060	614,274	641,017
Pool 2018-74 AG, 2.60%, 12/16/2050	3,792,463	3,927,852
Pool 2017-106, 2.60%, 04/16/2051	789,507	830,446
Pool 2015-101 AE, 2.60%, 03/16/2052	659,942	687,524
Pool 2018-85, 2.60%, 01/16/2053	601,607	619,546
Pool 2015-128 AJ, 2.60%, 11/16/2055	4,405,612	4,632,461
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	5,117,146	5,379,181
Pool 2018-69, 2.60%, 03/16/2056	3,781,182	3,909,297
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	898,979	947,091
Pool 2016-24, 2.60%, 12/16/2056	577,737	606,880
Pool 2016-41, 2.60%, 06/16/2057	371,901	392,692
Pool 2017-90, 2.60%, 07/16/2057	666,156	696,895
Pool 2017-62, 2.60%, 11/16/2057	1,402,183	1,465,945
Pool 2017-92, 2.60%, 06/16/2058	2,809,234	2,935,934
Pool 2018-16, 2.60%, 06/16/2058	3,975,536	4,157,508
Pool 2017-74, 2.60%, 09/16/2058	6,046,549	6,356,204
Pool 2018-28, 2.60%, 09/16/2058	4,607,353	4,814,053
Pool 2017-108, 2.60%, 10/16/2058	945,599	992,907
Pool 2017-135, 2.60%, 10/16/2058	3,033,967	3,197,023
Pool 2017-70, 2.60%, 10/16/2058	526,761	553,433
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,202,284	2,322,061
Pool 2017-124, 2.60%, 12/16/2058	1,724,038	1,813,560
Pool 2017-131, 2.60%, 12/16/2058 (c)	1,833,439	1,932,792
Pool 2018-9, 2.60%, 12/16/2058	1,855,805	1,947,959
Pool 2017-105, 2.60%, 01/16/2059	926,234	973,190
Pool 2017-143, 2.60%, 01/16/2059	2,019,608	2,128,859
Pool 2017-94, 2.60%, 02/16/2059	435,779	457,747
Pool 2017-169, 2.60%, 04/16/2059 (c)	6,657,525	7,024,928
Pool 2017-185, 2.60%, 04/16/2059 (c)	371,357	392,960
Pool 2017-126, 2.60%, 05/16/2059	208,507	218,983
Pool 2017-152, 2.60%, 05/16/2059	934,634	981,424
Pool 2017-61, 2.60%, 05/16/2059	1,747,393	1,835,033
Pool 2018-41 AD, 2.60%, 06/16/2059	2,184,251	2,273,715
Pool 2018-35, 2.60%, 09/16/2059	4,662,187	4,881,217
Pool 2019-88, 2.60%, 12/16/2059	1,346,039	1,406,929
Pool 2017-190, 2.60%, 03/16/2060	2,609,170	2,749,428
Pool 2019-147, 2.60%, 09/16/2060	234,899	246,587
Pool 2019-130, 2.60%, 11/16/2061	897,110	942,155
Pool 591746, 2.63%, 06/15/2048	760,167	782,764
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	216,210	225,475
Pool 2015-86 AC, 2.65%, 03/16/2050	2,525,762	2,636,554
Pool 2015-171 EA, 2.65%, 12/16/2052	67,918	71,399
Pool 2016-178, 2.65%, 08/16/2058	6,236,867	6,582,688
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	769,074	809,148
Pool 2018-25, 2.70%, 02/16/2058	9,510,506	10,004,708
Pool 2018-60, 2.70%, 12/16/2058	1,953,290	2,045,315
Pool 2017-159, 2.70%, 01/16/2059	1,413,486	1,495,834
Pool 2018-43, 2.70%, 10/16/2059	1,765,011	1,858,086
Pool 2014-164 AN, 2.71%, 03/16/2055 (c)	1,683,496	1,797,185
Pool AA1574, 2.73%, 07/15/2032	1,777,776	1,819,629
Pool AC3668, 2.73%, 04/15/2043	5,782,688	5,958,260
Pool 2018-132 AH, 2.75%, 06/16/2046	210,282	214,805
Pool 2019-47, 2.75%, 08/16/2049	1,565,066	1,599,443
Pool 2018-62, 2.75%, 05/16/2051	1,710,155	1,786,638
Pool 2015-108 A, 2.75%, 01/16/2056	316,364	322,456
Pool 2016-39, 2.75%, 01/16/2056	2,250,013	2,388,542
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	2,359,158	2,489,727
Pool 2017-54, 2.75%, 09/16/2057	1,037,323	1,098,123
Pool 2019-81 AC, 2.75%, 08/16/2060	306,020	323,149
Pool 2019-146, 2.75%, 07/16/2061 (c)	1,336,601	1,412,108
Pool BX1555X, 2.80%, 09/01/2060 (a) (b)	9,254,000	9,590,157
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	2,477,793	2,619,598
Pool 2014-89 AB, 2.80%, 05/16/2054	441,671	447,695
Pool 2014-186 AH, 2.80%, 08/16/2054	433,468	457,493
Pool 2015-140 AC, 2.80%, 11/16/2056	1,715,578	1,808,967
Pool 2015-150 AE, 2.80%, 01/16/2057	728,572	770,743
Pool 2018-56, 2.80%, 04/16/2058	5,328,274	5,592,196
Pool 2019-50, 2.80%, 06/16/2059	2,099,760	2,158,543
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	142,306	150,543
Pool 2018-82, 2.85%, 12/16/2051	2,772,343	2,932,597

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	$331,037	$345,864
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	1,122,640	1,181,413
Pool 2019-53 AE, 2.90%, 03/16/2048	1,239,408	1,267,916
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	895,773	948,599
Pool AV9479, 2.90%, 10/15/2051	8,098,604	8,334,997
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	565,118
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	1,593,731	1,684,269
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	879,427	926,552
Pool 2018-110, 2.90%, 09/16/2059	367,729	388,525
Pool 2017-40, 2.91%, 05/16/2050 (c)	884,514	961,294
Pool 2019-94 AG, 2.95%, 07/16/2060	2,292,086	2,429,290
Pool AD6658, 2.97%, 01/15/2036	1,250,536	1,298,926
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	2,131,242
Pool 2018-73, 3.00%, 04/16/2049	473,760	495,848
Pool 2018-96, 3.00%, 09/16/2049	1,011,624	1,056,776
Pool 2018-62, 3.00%, 05/16/2050	487,171	514,396
Pool 2018-98, 3.00%, 10/16/2050	504,124	528,850
Pool 2019-53, 3.00%, 06/16/2051	471,453	487,803
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,692,495
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	429,491
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	760,000	818,138
Pool 2018-88, 3.00%, 02/16/2058	1,983,425	2,112,092
Pool 2018-43, 3.00%, 12/16/2058	432,890	455,830
Pool 2019-63, 3.00%, 02/16/2060	1,042,275	1,103,125
Pool 2019-47, 3.00%, 05/16/2060	854,181	913,067
Pool 2019-66, 3.00%, 05/16/2060	84,898	89,791
Pool 2019-75 AC, 3.00%, 05/16/2060	2,386,512	2,520,472
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	534,777
Pool 2015-19 AF, 3.06%, 01/16/2057 (c)	962,230	1,017,413
Pool AS2544, 3.10%, 04/15/2042	775,335	831,729
Pool AK8205, 3.10%, 09/15/2055	9,115,605	9,732,395
Pool 2018-85, 3.10%, 07/16/2057 (c)	1,972,345	2,092,078
Pool 2019-39, 3.10%, 05/16/2059	470,018	483,754
Pool 2019-64, 3.10%, 01/16/2060	1,697,876	1,805,215
Pool 2019-105 A, 3.10%, 05/16/2061	69,812	74,757
Pool 2019-19, 3.15%, 04/16/2050	125,531	131,114
Pool 2018-136 AE, 3.15%, 09/16/2058	5,663,535	6,038,769
Pool 2019-32, 3.15%, 12/16/2059	3,030,956	3,164,773
Pool 2019-80 AB, 3.15%, 11/16/2060	85,405	91,682
Pool 2018-99, 3.20%, 01/16/2052	327,344	341,057
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	1,089,146
Pool 2018-114, 3.20%, 08/16/2058	626,868	656,791
Pool AK7840, 3.25%, 03/15/2050	915,124	978,186
Pool GNR 2019-7, 3.25%, 01/16/2052	121,261	124,524
Pool GNR 2019-26, 3.25%, 01/16/2060	2,532,616	2,690,118
Pool GNR 2019-8, 3.25%, 01/16/2060	266,559	283,247
Pool 2019-37, 3.25%, 02/16/2060	5,196,499	5,530,677
Pool 2018-165 AB, 3.25%, 09/16/2060	4,389,236	4,652,272
Pool 2014-155 DC, 3.33%, 06/16/2047 (c)	900,000	977,189
Pool AI1113, 3.37%, 01/15/2050	364,832	390,733
Pool AT8470, 3.40%, 10/15/2051	1,813,685	1,973,453
Pool AN9543, 3.45%, 11/15/2050	1,637,697	1,770,904
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	4,117,412
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	1,645,055	1,755,839
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	549,503
Pool AD8950, 3.51%, 09/15/2048	2,024,240	2,133,488
Pool AM0526, 3.51%, 05/15/2050	1,064,589	1,147,089
Pool AH5339, 3.55%, 12/15/2050	1,252,950	1,359,361
Pool AC6851, 3.62%, 08/15/2048	893,169	943,713
Pool AC6853, 3.62%, 08/15/2048	893,169	943,713
Pool 661707, 3.75%, 12/15/2054	851,199	918,463
Pool AG7484, 3.83%, 03/15/2049	452,743	484,537
Pool AO6152, 3.94%, 01/15/2045	1,908,946	2,086,412
Pool AH7386, 4.00%, 11/15/2053	1,878,975	2,053,267
Pool 768250, 4.01%, 08/15/2052	2,356,862	2,490,555
Pool 749575, 4.25%, 11/15/2046	1,868,070	1,931,924
Pool 758139, 4.25%, 02/15/2053	181,806	195,518
Pool AH1338, 4.61%, 06/15/2055	476,106	537,603
Pool 712102, 5.15%, 11/15/2032	396,652	396,409
Pool 699710, 5.43%, 07/15/2044	345,329	345,068
Pool 637911, 6.00%, 07/15/2035	330,791	331,205
Pool 636413, 6.25%, 04/15/2036	582,753	583,482
		465,251,124

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
GNMA Single Family - 1.31%
Pool G2 BV1487, 2.50%, 08/20/2050	$982,818	$1,036,518
Pool AD1699, 3.00%, 02/15/2043	95,786	100,991
Pool AV5053, 3.00%, 10/20/2046	538,001	570,417
Pool G2 AX5461, 3.00%, 12/20/2046	1,164,510	1,235,327
Pool G2 AX5544, 3.00%, 01/20/2047	649,354	686,186
Pool G2 BV1491, 3.00%, 08/20/2050	1,343,894	1,419,202
Pool 779354, 3.50%, 06/15/2042	11,263	12,032
Pool AX5545, 3.50%, 01/20/2047	1,441,453	1,531,842
Pool BC5351, 3.50%, 09/20/2047	1,228,800	1,309,099
Pool BD9036, 3.50%, 11/20/2047	1,977,430	2,089,989
Pool 737576, 4.00%, 11/15/2040	42,026	45,620
Pool 737712, 4.00%, 12/15/2040	190,123	205,796
Pool 757173, 4.00%, 12/20/2040	277,193	299,009
Pool 737837, 4.00%, 01/15/2041	430,361	463,178
Pool 759104, 4.00%, 01/15/2041	237,413	252,823
Pool 2759436, 4.00%, 01/20/2041	121,921	134,169
Pool 2759466, 4.00%, 01/20/2041	487,225	529,500
Pool 759191, 4.00%, 02/15/2041	314,450	334,171
Pool 2759301, 4.00%, 02/20/2041	376,607	410,496
Pool 2763042, 4.00%, 04/20/2041	93,170	100,882
Pool 738629, 4.00%, 08/15/2041	495,347	537,734
Pool 738630, 4.00%, 08/15/2041	310,308	338,453
Pool 770515, 4.00%, 08/15/2041	642,235	702,252
Pool 738735, 4.00%, 09/15/2041	210,301	228,366
Pool 738954, 4.00%, 11/15/2041	183,920	194,863
Pool 778766, 4.00%, 01/15/2042	437,454	465,984
Pool 778847, 4.00%, 02/15/2042	123,588	130,787
Pool AF3781, 4.00%, 09/15/2043	652,392	701,427
Pool AG8734, 4.00%, 12/15/2043	348,986	379,304
Pool BH0074, 4.00%, 06/20/2048	1,577,917	1,700,343
Pool BI3170, 4.00%, 07/20/2048	453,051	483,539
Pool G2 BJ6735, 4.00%, 10/20/2048	548,391	586,310
Pool 717198, 4.50%, 06/15/2039	172,159	188,699
Pool 714594, 4.50%, 07/15/2039	143,610	158,100
Pool 720208, 4.50%, 07/15/2039	213,813	234,589
Pool 726402, 4.50%, 10/15/2039	33,974	37,196
Pool 728954, 4.50%, 12/15/2039	214,418	234,743
Pool 729017, 4.50%, 01/15/2040	237,614	260,168
Pool 737051, 4.50%, 03/15/2040	155,351	170,277
Pool 737222, 4.50%, 05/15/2040	131,184	143,347
Pool 698160, 4.50%, 07/15/2040	141,231	154,595
Pool 748456, 4.50%, 08/15/2040	272,940	300,408
Pool 738152, 4.50%, 04/15/2041	422,014	465,984
Pool 738267, 4.50%, 05/15/2041	293,266	320,705
Pool 763543, 4.50%, 05/15/2041	86,127	94,373
Pool 738397, 4.50%, 06/15/2041	551,272	611,517
Pool 770396, 4.50%, 06/15/2041	174,250	190,488
Pool 2783417, 4.50%, 08/20/2041	2,939,277	3,227,634
Pool BH0075, 4.50%, 06/20/2048	1,027,866	1,112,609
Pool BK9581, 4.50%, 02/20/2049	832,557	904,573
Pool 688624, 5.00%, 05/15/2038	129,892	143,093
Pool 411105, 5.00%, 01/15/2039	61,303	67,516
Pool 439079, 5.00%, 02/15/2039	137,973	153,644
Pool 646728, 5.00%, 03/15/2039	78,579	86,529
Pool 646750, 5.00%, 04/15/2039	64,074	70,464
Pool 646777, 5.00%, 05/15/2039	37,275	41,047
Pool 720288, 5.00%, 08/15/2039	94,195	103,602
Pool 722944, 5.00%, 08/15/2039	59,703	65,689
Pool 723006, 5.00%, 10/15/2039	274,529	303,176
Pool 726403, 5.00%, 10/15/2039	118,799	131,982
Pool 737055, 5.00%, 03/15/2040	198,176	217,941
Pool 658393, 5.00%, 06/15/2040	252,265	278,468
Pool 2783418, 5.00%, 06/20/2040	2,104,872	2,265,413
Pool 684677, 5.50%, 03/15/2038	111,003	122,875
Pool 684802, 5.50%, 04/15/2038	100,831	111,562
Pool 2688636, 5.50%, 05/20/2038	227,558	250,397
Pool 690974, 5.50%, 06/15/2038	42,761	47,299
Pool 2409120, 5.50%, 07/20/2038	181,869	200,571
Pool 2700671, 5.50%, 10/20/2038	73,680	81,060
Pool 411116, 5.50%, 01/15/2039	156,191	172,897
Pool 2684988, 6.00%, 03/20/2038	94,555	104,358
Pool 688626, 6.00%, 05/15/2038	111,602	124,380
Pool 2693900, 6.00%, 07/20/2038	141,662	156,456

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool 696513, 6.00%, 08/15/2038	$36,393	$40,626
Pool 2696843, 6.00%, 08/20/2038	57,483	63,361
Pool 699255, 6.00%, 09/15/2038	215,195	240,974
Pool 2698997, 6.00%, 09/20/2038	110,810	122,323
Pool 705999, 6.00%, 01/15/2039	91,813	102,473
Pool 2696844, 6.50%, 08/20/2038	168,941	197,936
Pool 2706408, 6.50%, 01/20/2039	41,688	42,417
Pool 530199, 7.00%, 03/20/2031	43,976	44,873
		34,182,016

HUD - 0.02%
Pool 0620, 5.77%, 08/01/2026	649,000	663,916

Small Business Administration - 2.22%
Pool 507253, 0.50%, (Prime Rate by Country-2.750%), 05/25/2030	34,263	34,007
Pool 508206, 0.60%, (Prime Rate by Country-2.650%), 09/25/2032	15,569	15,461
Pool 508298, 0.60%, (Prime Rate by Country-2.650%), 01/25/2033	197,343	195,973
Pool 508506, 0.63%, (Prime Rate by Country-2.625%), 06/25/2033	214,164	213,021
2020-10D, 0.81%, 07/01/2030	4,536,000	4,541,713
Pool 508716, 0.82%, (Prime Rate by Country-2.430%), 06/25/2034	150,450	150,278
2020-20G, 1.03%, 07/01/2040	3,000,000	3,005,018
2020-25G, 1.15%, 07/01/2045	3,000,000	2,998,955
Pool Gentleden, 1.20%, 04/10/2023 (c)	89,329	88,745
2020-20F, 1.21%, 06/01/2040	5,330,000	5,364,797
Pool American, 1.25%, 08/30/2022 (c)	641,749	651,453
Pool Cleburne, 1.25%, 08/30/2022 (c)	448,342	455,209
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	43,303	43,265
Pool 509347, 1.25%, (Prime Rate by Country-2.000%), 11/25/2022	98,474	97,506
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (c)	22,352	22,274
Pool 509392, 1.25%, (Prime Rate by Country-2.000%), 07/25/2023	339,993	336,624
Pool 509409, 1.25%, (Prime Rate by Country-2.000%), 09/25/2023	263,137	261,489
Pool 509596, 1.25%, (Prime Rate by Country-2.000%), 11/25/2024	222,556	220,870
Pool 509670, 1.25%, (Prime Rate by Country-2.000%), 04/25/2025	233,652	232,056
Pool 509678, 1.25%, (Prime Rate by Country-2.000%), 05/25/2025	829,010	825,995
Pool 509748, 1.25%, (Prime Rate by Country-2.000%), 09/25/2025	1,093,557	1,086,329
Pool 509133, 1.25%, (Prime Rate by Country-2.000%), 09/25/2036	403,023	398,922
Pool 509348, 1.25%, (Prime Rate by Country-2.000%), 02/25/2038	456,264	447,058
Pool 509350, 1.25%, (Prime Rate by Country-2.000%), 03/25/2038	173,198	169,491
Pool 509391, 1.25%, (Prime Rate by Country-2.000%), 06/25/2038	682,304	675,257
Pool 509417, 1.25%, (Prime Rate by Country-2.000%), 10/25/2038	317,296	311,394
Pool 509460, 1.25%, (Prime Rate by Country-2.000%), 01/25/2039	1,188,700	1,174,519
Pool 509491, 1.25%, (Prime Rate by Country-2.000%), 02/25/2039	587,549	574,876
Pool 509541, 1.25%, (Prime Rate by Country-2.000%), 08/25/2039	194,496	187,769
Pool 509573, 1.25%, (Prime Rate by Country-2.000%), 09/25/2039	1,599,018	1,582,350
Pool 509575, 1.25%, (Prime Rate by Country-2.000%), 10/25/2039	1,172,161	1,137,571
Pool 509661, 1.25%, (Prime Rate by Country-2.000%), 03/25/2040	1,920,279	1,897,197
Pool 509688, 1.25%, (Prime Rate by Country-2.000%), 08/25/2040	2,891,803	2,860,751
Pool 509735, 1.25%, (Prime Rate by Country-2.000%), 09/25/2040	1,161,881	1,136,486
Pool 509760, 1.25%, (Prime Rate by Country-2.000%), 11/25/2040	1,560,941	1,534,285
2020-25F, 1.34%, 06/01/2045	6,067,000	6,112,867
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	240,330	243,698
Pool 509977, 1.65%, (Prime Rate by Country-1.600%), 03/25/2042	222,463	226,168
Pool 510004, 2.00%, (Prime Rate by Country-1.250%), 05/25/2042	442,116	454,431
Pool 3046316007, 2.05%, 12/03/2032 (c)	190,738	189,115
Pool 509793, 2.11%, (Prime Rate by Country-1.144%), 01/25/2041	1,445,090	1,479,561
Pool 510051, 2.50%, (Prime Rate by Country-0.750%), 07/25/2042	326,267	343,968
Pool 509010, 2.58%, (Prime Rate by Country-0.675%), 01/25/2036	63,287	64,466
2015-20C, 2.72%, 03/01/2035	60,401	64,859
2012-20A, 2.76%, 01/01/2032	23,263	24,527
Pool Premie, 2.96%, 08/29/2038 (c)	651,412	702,433
Pool 522124, 3.04%, (Prime Rate by Country-0.180%), 02/25/2040	377,538	394,558
Pool 510047, 3.08%, (Prime Rate by Country-0.171%), 09/25/2042	752,330	808,583
Pool 509900, 3.15%, (Prime Rate by Country-0.098%), 03/25/2042	2,252,202	2,404,540
Pool Animal, 3.19%, 06/04/2023 (c)	138,873	145,042
2010-20K, 3.25%,11/01/2030	11,769	12,549
Pool Econolodge, 3.43%, 09/11/2037 (c)	769,082	835,480
Pool 522305, 3.44%, (Prime Rate by Country+0.182%), 11/25/2028	284,478	297,792
Pool 509967, 3.65%, (Prime Rate by Country+0.402%), 03/25/2032	186,945	198,979
Pool 521967, 3.79%, (Prime Rate by Country+0.544%), 06/25/2038	709,592	752,404
Pool 521984, 3.82%, (Prime Rate by Country+0.578%), 10/25/2038	160,365	170,909
Pool 522053, 3.83%, (Prime Rate by Country+0.577%), 05/25/2026	103,096	106,180
Pool 522440, 3.85%, (Prime Rate by Country+0.575%), 07/25/2029	353,039	376,332
Pool 509647, 3.86%, (Prime Rate by Country+0.605%), 12/25/2026	145,566	150,759
Pool 522194, 3.92%, (Prime Rate by Country+0.624%), 09/25/2040	144,665	157,169

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Pool 522423, 4.03%, (Prime Rate by Country+0.785%), 12/25/2028	$486,977	$519,382
Pool 522371, 4.05%, (Prime Rate by Country+0.789%), 10/25/2029	128,339	137,100
Pool 522317, 4.06%, (Prime Rate by Country+0.963%), 03/25/2029	320,223	341,359
Pool 522125, 4.08%, (Prime Rate by Country+0.842%), 10/25/2026	125,379	130,380
Pool 522158, 4.08%, (Prime Rate by Country+0.879%), 01/25/2027	427,058	446,730
Pool 521919, 4.08%, (Prime Rate by Country+0.807%), 12/25/2037	77,350	82,398
Pool 510056, 4.08%, (Prime Rate by Country+0.829%), 08/25/2042	214,206	238,445
Pool 521884, 4.11%, (Prime Rate by Country+0.772%), 08/25/2037	160,654	170,079
Pool 522328, 4.13%, (Prime Rate by Country+0.917%), 05/25/2029	38,514	41,065
Pool 522268, 4.15%, (Prime Rate by Country+0.916%), 01/25/2029	1,066,928	1,129,250
Pool 521860, 4.15%, (Prime Rate by Country+0.913%), 03/25/2037	194,537	205,334
Pool Schatz, 4.16%, 10/04/2023 (c)	13,703	14,806
Pool 521970, 4.16%, (Prime Rate by Country+0.913%), 07/25/2038	319,686	346,040
Pool 522029, 4.16%, (Prime Rate by Country+0.947%), 02/25/2039	24,582	26,354
Pool 522387, 4.22%, (Prime Rate by Country+0.967%), 01/25/2030	233,303	251,234
Pool 522020, 4.25%, (Prime Rate by Country+0.995%), 02/25/2026	105,563	109,572
Pool 522156, 4.26%, (Prime Rate by Country+0.983%), 05/25/2040	273,683	295,801
Pool 522282, 4.39%, (Prime Rate by Country+1.136%), 09/25/2028	176,453	187,732
Pool 522327, 4.45%, (Prime Rate by Country+1.192%), 05/05/2029	675,641	721,690
Pool 522150, 4.48%, (Prime Rate by Country+1.205%), 02/25/2026	28,600	29,846
Pool Knights Inn, 4.61%, 08/27/2035	604,563	663,808
Pool Valeri, 4.69%, 11/15/2023 (c)	29,679	32,340
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	29,486	31,316
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	28,508	30,349
		57,828,743

Small Business Administration Participation Certificates - 0.62%
Pool 2012-10C, 1.24%, 05/01/2022	57,521	57,976
Pool 2020-20E, 1.37%, 05/01/2040	6,730,000	6,815,263
Pool 2020-25E, 1.50%, 05/01/2045	8,702,000	8,743,890
Pool 2016-20L, 2.81%, 12/01/2036	356,930	381,314
Pool 2010-20E, 4.11%, 05/01/2030	119,375	128,611
Pool 2008-20C, 5.49%, 03/01/2028	7,837	8,554
Pool 2008-20E, 5.49%, 05/01/2028	24,318	26,396
		16,162,004

Small Business Investment Company - 0.01%
Pool 2013-10A, 2.35%, 03/10/2023	352,370	359,136

USDA Loan - 0.63%
Pool Ryze, 5.25%, 06/25/2038	13,988,205	15,988,518
Pool Highland, 5.28%, 07/14/2024 (a) (b)	482,024	514,376
		16,502,894
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,736,178,556)		1,803,287,319

MUNICIPAL BONDS - 14.93%
Arkansas - 0.02%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	85,000	85,090
Little Rock Arkansas Industrial Development Authority
3.40%, 11/01/2020	450,000	451,503
		536,593

California - 1.52%
Alameda County
4.00%, 08/01/2023	2,545,000	2,796,879
California Municipal Finance Authority
1.49%, 11/01/2022	2,000,000	2,017,120
1.61%, 11/01/2023	2,000,000	2,027,620
California State Health Facilities Financing Authority
1.97%, 06/01/2023	565,000	584,097
2.21%, 06/01/2025	760,000	804,794
2.70%, 06/01/2030	2,445,000	2,611,309
California State Housing Finance Agency
2.79%, 08/01/2036	2,950,000	3,002,362
Los Angeles City
2.50%, 09/01/2022	3,945,000	4,110,059
3.69%, 09/01/2029	555,000	648,878
Los Angeles County Redevelopment Refunding Authority
2.13%, 09/01/2020	400,000	400,000
2.50%, 09/01/2021	415,000	422,773
2.75%, 09/01/2022	500,000	520,755

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
3.50%, 09/01/2027	$250,000	$274,455
3.75%, 09/01/2031	605,000	646,479
Oakland City
1.55%, 01/15/2023	615,000	628,481
1.63%, 01/15/2025	780,000	807,043
1.83%, 01/15/2027	1,000,000	1,022,200
2.00%, 01/15/2021	615,000	618,462
2.11%, 01/15/2030	945,000	959,855
3.00%, 01/15/2025	2,960,000	3,236,316
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	792,057
San Francisco City & County
2.55%, 06/15/2021	380,000	384,746
2.62%, 06/15/2022	200,000	205,884
San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,589,026
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	177,002
San Francisco City & County Public Utilities Commission
1.95%, 11/01/2020	1,000,000	1,002,510
2.15%, 11/01/2021	500,000	509,590
2.40%, 11/01/2022	500,000	520,260
San Francisco City & County Redevelopment Agency
2.38%, 08/01/2022	2,500,000	2,581,625
3.13%, 08/01/2024	1,850,000	1,979,704
3.63%, 08/01/2026	575,000	642,453
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	1,108,856
		39,633,650

Colorado - 0.22%
Colorado Housing and Finance Authority
2.87%, 11/01/2024	60,000	62,670
Colorado State Educational & Cultural Facilities Authority
2.38%, 02/01/2021	100,000	100,743
Colorado State Housing & Finance Authority
1.88%, 05/01/2023	115,000	117,364
2.13%, 05/01/2025	175,000	180,738
2.18%, 11/01/2025	150,000	155,420
2.66%, 05/01/2029	470,000	487,592
2.71%, 11/01/2029	400,000	414,872
2.76%, 05/01/2030	350,000	362,716
2.81%, 11/01/2030	380,000	393,486
3.00%, 08/01/2047	383,403	390,730
3.15%, 11/01/2022	325,000	335,566
3.40%, 11/01/2045	464,751	473,051
3.85%, 07/01/2057	2,173,485	2,367,295
		5,842,243

Delaware - 0.44%
Delaware State Housing Authority
2.65%, 11/01/2041	3,670,000	3,737,381
3.48%, 07/01/2048	7,457,942	7,661,693
		11,399,074

District of Columbia - 0.16%
District of Columbia Housing Finance Agency
3.24%, 03/01/2049	2,956,208	3,032,862
3.88%, 06/15/2045	1,145,908	1,186,118
		4,218,980

Florida - 0.41%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	2,198,632	2,232,953
2.55%, 01/01/2043	3,222,541	3,276,486
3.13%, 07/01/2037	4,435,771	4,527,458
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	743,202	750,901
		10,787,798

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Georgia - 0.02%
Atlanta Development Authority
2.62%, 12/01/2024	$75,000	$80,590
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	390,000	413,408
		493,998

Hawaii - 0.01%
Honolulu City & County
2.97%, 09/01/2022	300,000	315,546

Illinois - 0.85%
Illinois State Housing Development Authority
0.09%, 02/01/2038 (d)	10,775,000	10,775,000
2.62%, 07/01/2021	440,000	444,184
2.63%, 03/01/2048	1,766,165	1,793,293
2.77%, 01/01/2022	700,000	711,382
2.81%, 02/01/2021	300,000	301,680
2.91%, 07/01/2022	810,000	830,242
3.05%, 07/01/2021	340,000	344,444
3.06%, 01/01/2023	500,000	516,990
3.16%, 07/01/2023	565,000	589,600
3.20%, 12/01/2043	990,985	996,188
3.26%, 01/01/2024	580,000	610,166
3.27%, 07/01/2022	310,000	319,743
3.37%, 07/01/2024	605,000	642,958
3.52%, 01/01/2025	490,000	525,814
4.00%, 02/01/2034	2,025,000	2,090,873
4.18%, 08/01/2029	710,000	762,789
		22,255,346

Iowa - 0.12%
Des Moines Area Community College
2.05%, 06/01/2024	575,000	588,260
2.05%, 06/01/2024	845,000	863,801
2.25%, 06/01/2025	690,000	706,526
2.25%, 06/01/2025	235,000	240,628
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,323
Iowa State Finance Authority
2.30%, 09/01/2040	357,913	361,263
		3,005,801

Kentucky - 0.35%
Kentucky State Housing Corp.
2.88%, 01/01/2022	300,000	306,201
2.93%, 07/01/2022	335,000	344,913
3.18%, 07/01/2023	25,000	26,281
3.38%, 01/01/2025	165,000	176,760
3.50%, 07/01/2031	750,000	794,955
3.50%, 01/01/2040	1,520,000	1,576,179
3.86%, 01/01/2034	130,000	138,460
4.00%, 07/01/2037	2,095,000	2,203,437
4.25%, 07/01/2033	525,000	532,618
4.27%, 01/01/2028	3,000,000	3,061,530
		9,161,334

Louisiana - 0.07%
Louisiana State Housing Corp.
2.10%, 12/01/2038	1,949,871	1,948,623

Maryland - 0.25%
Maryland State Community Development Administration
2.86%, 09/01/2040	270,000	273,750
3.35%, 03/01/2023	705,000	743,204
3.50%, 09/01/2047	2,200,000	2,271,522
3.95%, 11/01/2058	1,238,609	1,313,743
4.00%, 09/01/2025	1,230,000	1,264,034
4.42%, 09/01/2037	405,000	449,421
Montgomery County
4.60%, 05/01/2026	200,000	204,898
		6,520,572

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Massachusetts - 0.70%
Massachusetts State Housing Finance Agency
2.06%, 12/01/2020	$105,000	$105,202
2.25%, 12/01/2021	250,000	253,782
2.45%, 12/01/2022	250,000	255,142
2.55%, 06/01/2023	355,000	367,372
2.65%, 12/01/2023	250,000	260,678
2.80%, 06/01/2024	275,000	287,526
2.90%, 12/01/2024	250,000	263,065
2.95%, 06/01/2021	220,000	222,532
2.95%, 06/01/2025	250,000	264,523
3.00%, 12/01/2025	250,000	265,423
3.05%, 12/01/2021	420,000	428,240
3.10%, 12/01/2020	250,000	251,355
3.15%, 06/01/2027	250,000	263,928
3.20%, 06/01/2021	125,000	126,632
3.20%, 06/01/2022	300,000	310,773
3.22%, 12/01/2021	215,000	219,509
3.25%, 12/01/2022	240,000	248,945
3.30%, 06/01/2022	180,000	186,457
3.30%, 06/01/2023	225,000	237,384
3.35%, 12/01/2022	95,000	98,642
3.35%, 12/01/2023	430,000	457,907
3.40%, 06/01/2023	180,000	190,391
3.45%, 12/01/2023	190,000	201,685
3.45%, 06/01/2029	300,000	325,101
3.53%, 12/01/2029	660,000	715,994
3.80%, 06/01/2035	775,000	831,358
3.85%, 12/01/2028	95,000	98,204
4.50%, 04/15/2054	3,796,026	3,920,269
4.55%, 12/01/2035	410,000	437,228
4.71%, 12/01/2037	315,000	320,349
4.75%, 12/01/2045	2,870,000	3,024,894
5.00%, 12/01/2055	2,600,000	2,750,020
		18,190,510

Michigan - 0.29%
Michigan State Housing Development Authority
0.90%, 12/01/2020	75,000	75,050
0.95%, 06/01/2021	125,000	125,215
1.05%, 12/01/2021	100,000	100,397
1.10%, 06/01/2022	100,000	100,429
1.20%, 12/01/2022	100,000	100,623
1.30%, 06/01/2023	100,000	100,818
1.40%, 12/01/2023	150,000	151,507
1.62%, 06/01/2024	165,000	166,962
1.67%, 12/01/2024	160,000	162,222
2.00%, 10/01/2020	400,000	400,440
2.77%, 10/01/2020	255,000	255,439
3.03%, 04/01/2021	435,000	440,838
3.13%, 10/01/2021	445,000	456,477
3.28%, 04/01/2022	450,000	467,091
3.38%, 10/01/2022	385,000	404,485
3.53%, 04/01/2023	465,000	494,974
3.63%, 10/01/2023	450,000	484,690
3.74%, 10/01/2033	2,490,000	2,652,348
4.33%, 10/01/2029	335,000	365,689
		7,505,694

Minnesota - 0.07%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	344,398	349,337
2.85%, 01/01/2022	255,000	259,557
2.90%, 07/01/2022	245,000	251,125
2.94%, 01/01/2023	295,000	304,526
2.99%, 07/01/2023	150,000	155,425
3.04%, 01/01/2024	480,000	501,792
3.80%, 07/01/2031	70,000	73,739
5.76%, 01/01/2037	10,000	10,043
		1,905,544

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Mississippi - 0.04%
Mississippi State Home Corp.
3.05%, 12/01/2034	$942,176	$960,464

Missouri - 0.02%
Missouri State Housing Development Commission
2.65%, 11/01/2020	150,000	150,549
2.65%, 11/01/2020	255,000	255,933
		406,482

Nebraska - 0.34%
Nebraska State Investment Finance Authority
0.10%, 03/01/2048 (d) (e)	9,000,000	9,000,000

New Hampshire - 0.05%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	640,000	658,317
3.75%, 07/01/2034	295,000	300,619
4.00%, 07/01/2035	295,000	300,797
		1,259,733

New Jersey - 1.27%
New Jersey State Housing & Mortgage Finance Agency
2.17%, 11/01/2020	385,000	385,685
2.49%, 11/01/2021	430,000	436,562
2.74%, 11/01/2022	300,000	309,546
2.93%, 11/01/2023	365,000	381,400
3.03%, 05/01/2022	1,000,000	1,030,100
3.05%, 11/01/2020	260,000	260,835
3.15%, 05/01/2021	425,000	430,546
3.20%, 11/01/2021	415,000	424,827
3.23%, 11/01/2024	360,000	383,861
3.25%, 05/01/2022	200,000	206,700
3.27%, 11/01/2020	100,000	100,358
3.35%, 11/01/2020	395,000	396,462
3.35%, 05/01/2023	980,000	1,031,293
3.37%, 11/01/2025	450,000	485,897
3.42%, 05/01/2023	2,850,000	3,004,527
3.45%, 05/01/2021	405,000	411,059
3.45%, 05/01/2024	1,035,000	1,119,777
3.50%, 11/01/2024	535,000	583,787
3.55%, 11/01/2021	425,000	436,577
3.55%, 05/01/2025	1,100,000	1,210,891
3.57%, 11/01/2021	70,000	71,936
3.57%, 11/01/2026	435,000	473,941
3.60%, 11/01/2025	570,000	632,124
3.62%, 11/01/2027	695,000	754,721
3.65%, 05/01/2022	430,000	447,230
3.72%, 11/01/2022	125,000	128,719
3.72%, 11/01/2028	285,000	308,364
3.80%, 11/01/2022	450,000	474,471
3.90%, 05/01/2023	460,000	490,802
4.00%, 11/01/2023	475,000	512,178
4.10%, 05/01/2024	485,000	525,856
4.20%, 11/01/2024	505,000	545,713
4.22%, 11/01/2032	1,355,000	1,491,042
4.57%, 11/01/2027	900,000	931,590
4.63%, 11/01/2036	335,000	371,314
4.70%, 11/01/2037	500,000	557,410
4.87%, 11/01/2047	1,300,000	1,427,621
4.88%, 11/01/2029	2,500,000	2,733,475
4.89%, 11/01/2032	1,435,000	1,482,527
4.97%, 11/01/2051	345,000	375,536
5.00%, 11/01/2046	425,000	470,152
5.09%, 11/01/2043	4,785,000	4,925,392
		33,162,804

New Mexico - 0.21%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	459,990	462,685
2.60%, 09/01/2040	3,385,000	3,443,764

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
University of New Mexico Sandoval Regional Medical Center
4.50%, 01/20/2021	$1,510,000	$1,532,363
		5,438,812

New York - 4.56%
New York City Housing Development Corp.
1.45%, 11/01/2025	375,000	375,758
1.69%, 05/01/2026	380,000	384,484
1.73%, 11/01/2020	1,230,000	1,231,550
1.74%, 11/01/2026	280,000	283,324
1.83%, 05/01/2021	1,830,000	1,840,028
1.84%, 05/01/2027	1,450,000	1,470,793
1.87%, 11/01/2027	945,000	957,493
1.93%, 11/01/2021	615,000	621,279
1.93%, 02/01/2025	600,000	612,750
1.98%, 08/01/2025	865,000	891,876
2.04%, 05/01/2022	500,000	508,095
2.05%, 05/01/2028	640,000	653,574
2.08%, 02/01/2026	660,000	678,176
2.10%, 11/01/2028	1,225,000	1,250,921
2.12%, 05/01/2023	590,000	605,552
2.14%, 11/01/2022	100,000	101,978
2.14%, 05/01/2029	1,220,000	1,243,583
2.18%, 02/01/2027	1,590,000	1,637,525
2.19%, 11/01/2029	455,000	463,713
2.23%, 05/01/2022	475,000	484,144
2.23%, 08/01/2027	2,050,000	2,134,337
2.24%, 05/01/2030	770,000	783,629
2.27%, 05/01/2024	1,260,000	1,307,729
2.28%, 11/01/2022	3,000,000	3,078,420
2.30%, 11/01/2030	770,000	784,722
2.32%, 05/01/2023	1,820,000	1,877,312
2.32%, 11/01/2024	1,130,000	1,178,093
2.36%, 02/01/2028	750,000	780,675
2.37%, 05/01/2024	500,000	520,690
2.41%, 08/01/2028	1,000,000	1,037,810
2.46%, 05/01/2021	500,000	504,815
2.46%, 02/01/2029	2,195,000	2,278,190
2.47%, 02/01/2022	320,000	325,616
2.47%, 11/01/2024	135,000	140,881
2.48%, 05/01/2025	745,000	783,353
2.51%, 11/01/2020	845,000	847,138
2.51%, 08/01/2029	1,240,000	1,284,913
2.53%, 11/01/2025	735,000	775,947
2.56%, 11/01/2021	500,000	508,735
2.56%, 02/01/2030	1,000,000	1,035,380
2.57%, 08/01/2022	370,000	380,515
2.60%, 02/01/2023	300,000	309,648
2.62%, 05/01/2026	500,000	529,490
2.64%, 11/01/2021	750,000	763,778
2.70%, 08/01/2023	280,000	292,676
2.71%, 11/01/2021	4,130,000	4,176,297
2.71%, 05/01/2022	250,000	256,785
2.74%, 11/01/2020	1,025,000	1,027,983
2.74%, 05/01/2022	710,000	729,596
2.77%, 11/01/2021	1,295,000	1,315,319
2.77%, 11/01/2026	1,000,000	1,060,320
2.81%, 11/01/2022	300,000	311,235
2.82%, 05/01/2027	1,000,000	1,058,810
2.84%, 11/01/2022	1,000,000	1,038,050
2.85%, 02/01/2024	150,000	157,558
2.88%, 11/01/2021	180,000	183,767
2.89%, 05/01/2023	450,000	470,929
2.95%, 05/01/2022	1,610,000	1,660,055
2.95%, 08/01/2024	150,000	159,955
2.98%, 05/01/2023	1,245,000	1,305,781
2.99%, 11/01/2023	270,000	285,398
3.02%, 05/01/2022	255,000	263,226
3.02%, 11/01/2022	3,000,000	3,125,850
3.03%, 11/01/2023	500,000	529,105
3.03%, 02/01/2025	350,000	373,838
3.05%, 05/01/2021	1,635,000	1,657,105
3.05%, 11/01/2022	705,000	735,012

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
3.08%, 08/01/2025	$250,000	$270,802
3.10%, 10/01/2046	8,057,793	8,048,527
3.11%, 05/01/2023	1,525,000	1,604,712
3.12%, 05/01/2023	4,000,000	4,210,240
3.13%, 02/01/2026	475,000	510,235
3.16%, 11/01/2023	1,550,000	1,646,565
3.18%, 05/01/2024	1,070,000	1,145,242
3.18%, 08/01/2026	325,000	351,383
3.19%, 05/01/2024	535,000	572,851
3.23%, 11/01/2024	725,000	776,004
3.23%, 02/01/2027	400,000	428,696
3.26%, 11/01/2022	1,500,000	1,570,665
3.28%, 05/01/2025	1,060,000	1,134,306
3.28%, 08/01/2027	425,000	458,248
3.29%, 11/01/2024	1,065,000	1,152,149
3.31%, 11/01/2024	1,610,000	1,714,779
3.33%, 11/01/2025	750,000	802,103
3.33%, 02/01/2028	300,000	322,407
3.36%, 05/01/2023	2,150,000	2,276,613
3.36%, 05/01/2025	535,000	583,931
3.38%, 08/01/2028	525,000	564,606
3.43%, 02/01/2029	400,000	427,064
3.45%, 11/01/2022	570,000	599,167
3.46%, 11/01/2025	755,000	828,613
3.47%, 11/01/2023	995,000	1,066,451
3.48%, 08/01/2029	735,000	789,919
3.51%, 05/01/2026	1,025,000	1,133,322
3.56%, 11/01/2026	505,000	557,767
3.61%, 11/01/2027	240,000	245,926
3.61%, 11/01/2027	1,110,000	1,220,256
3.70%, 11/01/2025	325,000	334,409
3.71%, 11/01/2028	395,000	433,560
3.75%, 11/01/2024	3,050,000	3,356,403
3.81%, 11/01/2029	700,000	767,501
3.89%, 11/01/2029	995,000	1,058,561
3.90%, 11/01/2026	3,295,000	3,750,633
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	954,177
New York State Housing Finance Agency
4.90%, 08/15/2025 (e)	135,000	135,439
5.05%, 08/15/2039 (e)	1,165,000	1,167,435
New York State Mortgage Agency
3.00%, 10/01/2033	450,000	469,138
3.07%, 04/01/2023	490,000	509,252
3.40%, 10/01/2022	1,815,000	1,853,496
3.50%, 04/01/2022	100,000	102,289
3.87%, 10/01/2025	4,355,000	4,510,082
		118,838,986

North Carolina - 0.12%
North Carolina State Housing Finance Agency
2.81%, 07/01/2035	2,140,000	2,179,098
3.41%, 07/01/2022	265,000	272,300
4.01%, 01/01/2026	680,000	699,285
		3,150,683

Ohio - 0.18%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	4,236,673	4,303,867
3.25%, 03/01/2046	378,355	386,992
		4,690,859

Oregon - 0.04%
Oregon State
2.87%, 05/01/2021	320,000	325,542
3.09%, 05/01/2023	370,000	394,971
3.89%, 05/01/2037	205,000	231,064
		951,577

Pennsylvania - 0.36%
Commonwealth Financing Authority
1.76%, 06/01/2021	240,000	241,896
1.83%, 06/01/2022	305,000	310,429

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
1.92%, 06/01/2023	$475,000	$488,257
2.76%, 06/01/2030	1,915,000	2,053,895
3.08%, 06/01/2023	500,000	529,650
5.41%, 06/01/2022	500,000	539,925
6.39%, 06/01/2024	225,000	249,917
Pennsylvania State Housing Finance Agency
2.15%, 10/01/2024	2,000,000	2,062,180
2.38%, 04/01/2027	2,715,000	2,841,329
		9,317,478

Rhode Island - 0.22%
Rhode Island State Housing & Mortgage Finance Corp.
2.00%, 10/01/2022	115,000	117,662
2.20%, 10/01/2023	115,000	118,835
2.35%, 04/01/2021	215,000	216,881
2.40%, 10/01/2025	130,000	135,712
2.45%, 10/01/2021	125,000	127,139
2.50%, 10/01/2026	70,000	73,051
2.60%, 04/01/2022	335,000	344,011
2.60%, 10/01/2027	145,000	151,509
2.70%, 10/01/2022	245,000	254,195
2.70%, 10/01/2028	145,000	152,175
2.80%, 10/01/2029	95,000	99,974
2.93%, 10/01/2023	110,000	116,087
3.03%, 04/01/2024	200,000	212,226
3.13%, 10/01/2024	245,000	262,616
3.17%, 04/01/2025	385,000	414,056
3.27%, 10/01/2025	490,000	532,312
3.39%, 04/01/2026	505,000	550,627
3.44%, 10/01/2026	510,000	559,781
3.49%, 04/01/2027	520,000	568,204
3.77%, 10/01/2027	700,000	726,075
Rhode Island State Housing and Mortgage Finance Corp.
3.40%, 04/01/2024	40,000	42,904
		5,776,032

South Dakota - 0.04%
South Dakota State Housing Development Authority
2.24%, 11/01/2022	25,000	25,472
3.50%, 11/01/2041	675,000	696,857
3.80%, 05/01/2031	210,000	212,543
		934,872

Tennessee - 0.62%
Tennessee State Housing Development Agency
1.72%, 07/01/2025	550,000	554,609
1.81%, 01/01/2026	500,000	504,525
1.86%, 07/01/2026	530,000	535,178
1.91%, 01/01/2027	300,000	302,874
1.96%, 07/01/2027	750,000	757,042
2.12%, 07/01/2028	300,000	303,804
2.19%, 01/01/2029	1,345,000	1,364,395
2.24%, 07/01/2029	350,000	354,977
2.29%, 01/01/2030	1,375,000	1,393,246
2.31%, 01/01/2029	1,250,000	1,281,250
2.36%, 07/01/2029	2,550,000	2,610,461
2.41%, 01/01/2030	1,585,000	1,621,043
2.46%, 07/01/2030	1,620,000	1,654,231
3.50%, 07/01/2031	315,000	320,383
3.75%, 07/01/2050	2,495,000	2,685,119
		16,243,137

Texas - 0.18%
Austin Electric Utility System Revenue Authority
2.94%, 11/15/2028	860,000	965,668
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	570,208
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	2,385,000	2,397,450
Texas State Department of Housing & Community Affairs
3.10%, 09/01/2047	422,175	430,635
3.18%, 03/01/2039	10,000	10,216

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Texas State Woman's University
2.36%, 07/01/2021	$290,000	$292,192
		4,666,369

Utah - 0.54%
Utah State Housing Corp.
2.20%, 07/01/2041	870,000	873,793
2.65%, 01/01/2027	1,865,000	1,951,480
2.69%, 01/01/2048	1,320,000	1,344,473
2.70%, 07/01/2027	2,470,000	2,588,955
2.75%, 01/01/2028	1,390,000	1,458,555
2.80%, 07/01/2028	1,250,000	1,310,637
2.85%, 01/01/2029	1,385,000	1,454,167
2.90%, 07/01/2029	1,180,000	1,240,853
3.88%, 01/01/2050	1,850,000	1,958,947
		14,181,860

Virginia - 0.47%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	551,030
Virginia State Housing Development Authority
2.95%, 10/25/2049	2,344,708	2,371,977
3.10%, 06/25/2041	4,996,208	5,070,202
3.25%, 08/25/2042	130,812	133,114
3.40%, 12/01/2026	500,000	542,020
3.57%, 10/01/2026	2,000,000	2,069,800
4.25%, 10/25/2043	409,909	423,522
5.50%, 06/25/2034	1,041,218	1,046,664
		12,208,329

Washington - 0.14%
King County Housing Authority
6.38%, 12/31/2046	3,540,000	3,583,223

West Virginia - 0.03%
West Virginia State Housing Development Fund
2.05%, 11/01/2020	325,000	325,377
2.30%, 11/01/2021	500,000	504,735
		830,112
TOTAL MUNICIPAL BONDS (Cost $376,054,304)		389,323,118

CORPORATE BONDS - 7.97%
Alphabet
1.10%, 08/15/2030	11,875,000	11,839,439
Apple
3.00%, 06/20/2027	5,497,000	6,202,153
Bank of America Corp.
1.49%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	28,299,000	29,007,017
2.46%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	13,288,000	14,064,962
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	45,941,000	46,959,946
Bank of America NA
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,886,933
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,426,125
Century Housing Corp.
3.82%, 11/01/2020	9,695,000	9,706,274
Doris Duke Charitable Foundation
2.35%, 07/01/2050	425,000	413,804
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	1,962,779
ERP Operating
4.15%, 12/01/2028	1,000,000	1,192,103
Ford Foundation
2.42%, 06/01/2050	425,000	437,153
Howard University
1.99%, 10/01/2025	1,000,000	1,017,441
John D and Catherine T MacArthur Foundation
1.30%, 12/01/2030 (a) (b)	13,201,000	13,153,344
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,824,048

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (f)	$13,923,000	$14,123,313
MidAmerican Energy
3.65%, 04/15/2029	2,559,000	3,053,382
Prologis
1.25%, 10/15/2030	3,716,000	3,645,093
Prudential Financial
1.50%, 03/10/2026	13,838,000	14,446,202
Reinvestment Fund
3.29%, 02/15/2021	105,000	105,429
3.38%, 02/15/2022	425,000	430,754
3.48%, 02/15/2023	2,450,000	2,506,892
3.70%, 02/15/2025	150,000	156,591
Salvation Army
5.64%, 09/01/2026	3,950,000	4,757,944
USAA Capital Corp.
1.50%, 05/01/2023 (f)	4,500,000	4,631,420
2.13%, 05/01/2030 (f)	5,846,000	6,200,403
Visa
0.75%, 08/15/2027	3,609,000	3,594,084
TOTAL CORPORATE BONDS (Cost $202,477,402)		207,745,028

ASSET-BACKED SECURITIES - 2.77%
Aura
4.10%, 03/31/2023 (a) (b)	602,653	601,228
4.15%, 01/31/2023 (a) (b)	358,569	357,269
Dividend Solar Loans
3.67%, 08/22/2039 (f)	6,223,751	6,353,056
FREED Trust
2.52%, 03/18/2027 (f)	15,742,414	15,745,512
2.62%, 11/18/2026 (f)	7,611,154	7,618,018
3.42%, 06/18/2026 (f)	723,570	724,220
3.61%, 07/18/2024 (f)	652,349	653,025
3.99%, 10/20/2025 (f)	1,107,349	1,108,187
Helios Issuer
2.98%, 06/20/2047 (f)	3,407,578	3,537,842
Invitation Homes Trust
1.06%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (f)	3,060,176	3,034,258
Mill City Solar Loan
3.69%, 07/20/2043 (f)	2,382,106	2,484,253
4.34%, 03/20/2043 (f)	3,258,450	3,410,777
Mosaic Solar Loan Trust
2.10%, 04/20/2046 (f)	2,129,594	2,162,305
3.82%, 06/22/2043 (f)	1,244,434	1,304,033
4.01%, 06/22/2043 (f)	2,141,028	2,248,464
4.20%, 02/22/2044 (f)	4,483,950	4,742,139
TES
4.33%, 10/20/2047 (f)	4,184,867	4,228,606
Tesla Auto Lease Trust
2.16%, 10/20/2022 (f)	5,976,000	6,131,134
3.71%, 08/20/2021 (f)	5,630,264	5,692,395
TOTAL ASSET-BACKED SECURITIES (Cost $70,935,285)		72,136,721

BANK DEPOSIT PROGRAMS - 2.12%
CNOTE GROUP, Inc. Promise Account
0.50%, 06/01/2022	250,000	250,000
TriState Capital
0.35%, 11/01/2020	55,089,028	55,089,028
TOTAL BANK DEPOSIT PROGRAMS (Cost $55,339,028)		55,339,028

U.S. TREASURY OBLIGATIONS - 1.82%
U.S. Treasury Notes
0.63%, 05/15/2030	29,000,000	28,836,875
1.50%, 02/15/2030	6,500,000	7,002,735
2.38%, 05/15/2029	10,000,000	11,495,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,022,646)		47,335,313

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENT - 1.72%
Money Market Fund - 1.72%
First American Government Obligations Fund, Class X, 0.07%, (g)	$44,910,752	$44,910,752
TOTAL SHORT-TERM INVESTMENT (Cost $44,910,752)		44,910,752

Total Investments (Cost $2,531,917,973) - 100.48%		$2,620,077,279
Liabilities in Excess of Other Assets, Net - (0.48)%		(12,480,184)
NET ASSETS - 100.00%		$2,607,597,095

(a)	Level 3 security in accordance with fair value hierarchy.
(b)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2020 is $52,779,903, which represents 2.02% of total net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2020, these securities amounted to $96,133,360, which represents 3.69% of total net assets.
(g)	The rate shown is the 7-day effective yield as of August 31, 2020.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FHMS — Federal Housing Offered Guaranteed Certificates Series

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at August 31, 2020:
Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,764,619,257	$38,668,062		$1,803,287,319
Municipal Bonds	—	389,323,118	—		389,323,118
Corporate Bonds	—	194,591,684	13,153,344		207,745,028
Asset-Backed Securities	—	71,178,224	958,497		72,136,721
Bank Deposit Programs	—	55,339,028	—		55,339,028
U.S. Treasury Obligations	—	47,335,313	—		47,335,313
Short-Term Investment	44,910,752	—	—		44,910,752
Total Investments in Securities	$44,910,752	$2,522,386,624	$52,779,903	*	$2,620,077,279

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2020	$27,740,788
Accrued discounts/premiums	(1,660)
Realized gain/(loss)	(1,599)
Change in unrealized appreciation/(depreciation)	(229,889)
Purchases	8,925,544
Sales	(71,326)
Amortization Sold	9,640,655
Transfers into Level 3	—
Transfers out of Level 3	(7,334,451)
Ending balance as of August 31, 2020	$38,668,062
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(229,889)

Investments in Corporate Bonds
Beginning balance as of June 1, 2020	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(47,656)
Purchases	—
Sales	—
Transfers into Level 3	13,201,000
Transfers out of Level 3	—
Ending balance as of August 31, 2020	$13,153,344
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(47,656)

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2020	$1,829,688
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	(871,191)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2020	$958,497
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$—

For the period ended August 31, 2020, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2020	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$9,534,416	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 0.22-0.23 years. The remaining FHA Securities have a lockout range 2.59-4.33 (3.19) Years.
			Average Life Years	0.22-4.17 (1.89) Years
			Spread to Benchmark	N+255 - N+527 (N+355)
			Variance to Dealer Average	1.46% - 2.57% (1.85%)
U.S. Government & Agency Obligations - FNMA Multifamily	$7,971,556	Matrix Pricing	Structure	1 is 10/9.5 and the other is a 12/11.5
			Average Life Years	8.80 - 10.20 (9.50) Years
			Spread to Benchmark	N+55 - N+57 (N+56)
			Variance to Dealer Average	-0.32% - 0.48% (0.08%)
U.S. Government & Agency Obligations - GNMA Multifamily (REMIC)	$2,264,880	Matrix Pricing	Structure	Sequential / Pass Thru
			Average Life Years	4.90 Years
			Spread to Benchmark	N+75
			Variance to Dealer Average	0.00%
U.S. Government & Agency Obligations - GNMA Multifamily (GNCL)	$9,590,157	Matrix Pricing	Structure	21 months LO. 10% - 1% declining prepay.
			Average Life Years	11.03 Years
			Spread to Benchmark	N+172
			Variance to Dealer Average	-1.54%
U.S. Government & Agency Obligations - Small Business Administration	$30,349	Matrix Pricing	Structure	Fixed Coupon
			Average Life Years	3.42 Years
			Spread to Benchmark	N+296
			Variance to Dealer Average	3rd Party Pricing

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments August 31, 2020 (unaudited)

Financial Asset	Fair Value at August 31, 2020	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - United States Department of Agriculture	$514,376	Matrix Pricing	Structure	Fixed Coupon
			Average Life Years	1.91 Years
			Spread to Benchmark	N+132
			Variance to Dealer Average	3rd Party Pricing
U.S. Government & Agency Obligations - FHMS Multifamily	$8,762,328	Matrix Pricing	Structure	Fixed Coupon
			Average Life Years	0.68-2.36 (1.52) Years
			Spread to Benchmark	N+32 - N+48 (N+40)
			Variance to Dealer Average	-0.12% - 0.00% (-0.06%)
Corporate Bond - Domestic	$13,153,344	Matrix Pricing	Structure	10 Year Maturity - Fixed Coupon
			Average Life Years	10.25 Years
			Spread to Benchmark	N+65
			Variance to Dealer Average	0.10%
Asset-Backed Security	$958,497	Short Term	Structure	Short Term
			Average Life Years	0.00-0.12 (0.06) Years
			Spread to Benchmark	N+450
			Variance to Dealer Average	0.00%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2020, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal Amount/ Shares	Value
MUNICIPAL BONDS - 26.87%
California - 3.36%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029	$150,000	$192,305
Rancho Cucamonga Redevelopment Successor Agency
6.26%, 09/01/2031	270,000	331,120
Tuolumne Wind Project Authority
6.92%, 01/01/2034	250,000	346,518
		869,943

Florida - 4.63%
Miami-Dade County
7.50%, 04/01/2040	500,000	793,430
Orlando Community Redevelopment Agency
7.78%, 09/01/2040	405,000	405,000
		1,198,430

Georgia - 1.81%
Atlanta Development Authority
5.35%, 01/01/2035	400,000	470,264

Illinois - 1.96%
Bedford Park Village
6.57%, 12/01/2030	445,000	506,851

Maryland - 3.04%
Baltimore
5.38%, 09/01/2025	230,000	245,773
5.38%, 09/01/2030	500,000	541,390
		787,163

Missouri - 1.42%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2020	365,000	366,894

Nevada - 4.15%
Washoe County
7.97%, 02/01/2040	675,000	1,074,985

New Jersey - 2.18%
New Jersey State Economic Development Authority
6.31%, 07/01/2026	495,000	565,612

Oklahoma - 0.48%
Oklahoma State Development Finance Authority
5.65%, 06/01/2021	120,000	124,478

Texas - 3.02%
Austin
5.75%, 11/15/2042	750,000	781,027

Washington - 0.82%
King County Housing Authority
6.38%, 12/31/2046	210,000	212,564

TOTAL MUNICIPAL BONDS
(Cost $6,333,894)		6,958,211

PREFERRED STOCK - 26.56%
Communication Services - 1.01%
United States Cellular Corp., 09/01/2069	10,000	261,800
Energy - 5.81%
Crestwood Equity Partners (a) (b)	212,000	1,329,240
GasLog Partners, VAR ICE LIBOR USD 3 Month+5.839% (a)	11,000	174,350
		1,503,590
Financials - 19.74%
AG Mortgage Investment Trust, VAR ICE LIBOR USD 3 Month+6.476% (a) (c)	25,000	363,750

CCM Alternative Income Fund

Schedule of Investments August 31, 2020 (unaudited)

	Shares/ Principal Amount	Value
PREFERRED STOCK — continued
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.332% (a) (c)	39,694	$941,938
AGNC Investment Corp., VAR ICE LIBOR USD 3 Month+4.697% (a) (c)	41,800	941,754
Capstead Mortgage Corp. (a) (c)	32,000	753,600
Dynex Capital, VAR ICE LIBOR USD 3 Month+5.461% (a) (c)	7,313	166,298
GMAC Capital Trust I, VAR ICE LIBOR USD 3 Month+5.785%, 02/15/2040	8,000	196,240
Synchrony Financial (a)	15,000	364,800
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.011% (a) (c)	59,100	1,242,282
Two Harbors Investment Corp., VAR ICE LIBOR USD 3 Month+5.660% (a) (c)	6,179	141,623
		5,112,285

TOTAL PREFERRED STOCK
(Cost $7,056,878)		6,877,675

CORPORATE BONDS - 20.36%
American Express
3.71%, VAR ICE LIBOR USD 3 Month+3.428% (a)	$1,000,000	951,000
Century Housing Corp.
4.00%, 11/01/2021	500,000	504,953
Citizens Financial Group
6.00%, VAR ICE LIBOR USD 3 Month+3.003% (a)	750,000	733,125
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029	250,000	270,079
JPMorgan Chase
3.74%, VAR ICE LIBOR USD 3 Month+3.470% (a)	1,500,000	1,447,500
MetLife
9.25%, 04/08/2038 (d)	750,000	1,128,114
Salvation Army
5.68%, 09/01/2031	100,000	129,374
YMCA of Greater New York
4.27%, 08/01/2024	100,000	106,382

TOTAL CORPORATE BONDS
(Cost $5,200,195)		5,270,527

COMMON STOCK - 20.27%
Energy - 8.76%
Crestwood Equity Partners (b) (e)	82,000	1,113,560
Enviva Partners (b)	28,000	1,155,560
		2,269,120

Financials - 5.87%
AGNC Investment Corp. (c)	13,000	183,430
Annaly Capital Management (c)	16,010	117,673
Ares Capital Corp.	40,000	588,400
Invesque	80,800	161,600
Starwood Property Trust (e)	30,000	468,000
		1,519,103

Real Estate - 5.64%
Four Corners Property Trust (c)	4,000	101,000
Independence Realty Trust (e)	116,000	1,358,360
		1,459,360

TOTAL COMMON STOCK
(Cost $5,097,908)		5,247,583

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.81%
FGLMC Single Family - 0.02%
Pool FHR 2106 S, 7.89%, VAR ICE LIBOR USD 1 Month+8.050%, 12/15/2028	28,169	5,039

FHA Project Loans - 8.31%
Pool Robin Ridge, 5.75%, 01/01/2035 (f) (g)	98,339	98,134
Pool 023-98146, 6.51%, 07/01/2047 (f) (g)	1,784,544	1,878,392
Pool A35272, 6.95%, 11/01/2025 (f) (g)	176,580	176,553
		2,153,079

CCM Alternative Income Fund

Schedule of Investments August 31, 2020 (unaudited)

	Principal Amount/ Shares	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — continued
GNMA Multifamily - 1.82%
Pool 699710, 5.43%, 07/15/2044	$379,862	$379,575
Pool 2010-68, 6.42%, VAR ICE LIBOR USD 1 Month+6.580%, 06/20/2040	474,486	92,143
		471,718

Small Business Administration - 0.09%
Pool 2008-20C, 5.49%, 03/01/2028	20,712	22,606

USDA Loan - 6.57%
Pool Ryze, 5.25%, 06/25/2038	734,580	839,625
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (f) (g)	783,851	860,826
		1,700,451
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,368,451)		4,352,893

ASSET-BACKED SECURITIES - 9.48%
Aura
6.45%, 03/31/2023 (f) (g)	100,000	98,300
6.50%, 01/31/2023 (f) (g)	350,000	345,646
Dividend Solar Loans
3.67%, 08/22/2039 (d)	378,306	386,166
FREED Trust
3.61%, 07/18/2024 (d)	43,960	44,005
3.87%, 06/18/2026 (d)	350,000	349,464
4.56%, 07/18/2024 (d)	100,000	100,176
HSI Asset Securitization Corp Trust
0.57%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	186,445	179,359
Mill City Solar Loan
4.34%, 03/20/2043 (d)	450,422	471,478
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (d)	82,962	86,935
4.01%, 06/22/2043 (d)	91,758	96,363
TES
4.33%, 10/20/2047 (d)	293,422	296,488

TOTAL ASSET-BACKED SECURITIES
(Cost $2,362,778)		2,454,380

CLOSED-END FUND - 1.51%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	50,000	391,000

TOTAL CLOSED-END FUND
(Cost $373,902)		391,000

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION - 1.43%
FNMA Multifamily - 1.43%
Pool 464296, 5.86%, 01/01/2028	317,596	370,794
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
(Cost $316,882)		370,794

SHORT-TERM INVESTMENT - 2.40%
Money Market Fund - 2.40%
First American Government Obligations Fund, Cl Z, 0.05%, (h)	620,201	620,201
TOTAL SHORT-TERM INVESTMENT
(Cost $620,201)		620,201

Total Investments (Cost $31,731,089) - 125.69%		$32,543,264
Liabilities in Excess of Other Assets, Net - (25.69)%		(6,652,592)
NET ASSETS - 100.00%		$25,890,672

	Shares	Value
COMMON STOCK SOLD SHORT - (2.84)%
Consumer Discretionary - (1.20)%
Interpublic Group of Companies	(17,500)	$(310,800)

Financials - (1.64)%
Robert Half International	(8,000)	(425,600)

CCM Alternative Income Fund

Schedule of Investments August 31, 2020 (unaudited)

Value
COMMON STOCK — continued

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $705,852)	$(736,400)

Total Securities Sold Short
(Proceeds $705,852)	$(736,400)

	Contracts	Value
PURCHASED OPTIONS - 3.11% (i) (j)

TOTAL PURCHASED OPTIONS
(Cost $1,051,935)	4,840	$804,848
WRITTEN OPTIONS - (0.13)% (i) (j)

TOTAL WRITTEN OPTIONS
(Premiums Received $58,208)	(931)	$(34,596)

A list of the open futures contracts held by the Fund August 31, 2020, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Depreciation
Russell 2000 Index E-MINI	(8)	Sep-2020	$(585,100)	$(624,520)	$(39,420)
S&P 500 Index E-MINI	(5)	Sep-2020	(793,762)	(874,725)	(80,963)
U.S. 10-Year Interest Rate Swap	(10)	Sep-2020	(994,919)	(1,004,062)	(9,143)
U.S. 10-Year Treasury Note	(4)	Sep-2020	(551,023)	(557,625)	(6,602)
U.S. 2-Year Treasury Note	(4)	Oct-2020	(882,492)	(883,406)	(914)
U.S. 5-Year Interest Rate Swap	(41)	Sep-2020	(4,108,753)	(4,132,992)	(24,239)
U.S. 5-Year Treasury Note	(10)	Oct-2020	(1,251,676)	(1,259,140)	(7,464)
U.S. Long Treasury Bond	(7)	Sep-2020	(1,220,228)	(1,241,625)	(21,397)
			$(10,387,953)	$(10,578,095)	$(190,142)

A list of the open options contracts held by the Fund at August 31, 2020, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS (j)- 3.10%
Call Options
AMC Entertainment Holdings
Expires 12/19/2020, Strike Price $7.00	150	$88,200	$13,650
Cracker Barrel Old Country Store
Expires 09/19/2020, Strike Price $135.00	50	668,550	29,700
Crestwood Equity Partners
Expires 10/17/2020, Strike Price $15.00	350	475,300	33,250
Expires 10/17/2020, Strike Price $12.50	1035	1,405,530	217,350
Expires 10/17/2020, Strike Price $7.50	61	82,838	37,820
Enterprise Products Partners
Expires 09/19/2020, Strike Price $23.00	150	263,400	150
Expires 09/19/2020, Strike Price $25.00	250	439,000	250
Expires 09/19/2020, Strike Price $20.00	325	570,700	975
FirstEnergy
Expires 01/16/2021, Strike Price $32.00	51	145,809	7,140
Independence Realty Trust
Expires 09/19/2020, Strike Price $10.00	300	351,300	63,750
iShares Silver Trust
Expires 10/17/2020, Strike Price $26.00	325	852,475	70,200
Expires 11/21/2020, Strike Price $30.00	100	262,300	15,100
iShares U.S. Real Estate ETF
Expires 10/17/2020, Strike Price $81.00	50	411,250	15,750
Mid-America Apartment Communities
Expires 09/19/2020, Strike Price $115.00	40	468,480	16,600
Pfizer
Expires 10/17/2020, Strike Price $36.00	45	170,055	11,925
Progyny
Expires 09/19/2020, Strike Price $35.00	50	142,750	1,150

CCM Alternative Income Fund

Schedule of Investments August 31, 2020 (unaudited)

	Contracts	Notional Amount	Value
Starwood Property Trust
Expires 09/19/2020, Strike Price $15.00	510	$795,600	$45,900
Expires 09/19/2020, Strike Price $20.00	150	234,000	750
Toll Brothers
Expires 09/19/2020, Strike Price $33.00	55	232,210	52,250
Put Options
3M Company
Expires 11/21/2020, Strike Price $150.00	30	489,060	14,640
Boeing
Expires 09/19/2020, Strike Price $165.00	20	343,640	11,300
Carvana
Expires 11/21/2020, Strike Price $160.00	12	259,152	10,572
General Electric Company
Expires 09/19/2020, Strike Price $6.50	200	126,800	7,200
Invesco QQQ Trust
Expires 10/17/2020, Strike Price $260.00	70	2,064,160	28,280
Expires 11/21/2020, Strike Price $270.00	10	294,880	10,750
Invesco S&P 500 Equal Weight ETF
Expires 09/19/2020, Strike Price $105.00	115	1,281,100	7,015
Expires 09/19/2020, Strike Price $110.00	75	835,500	10,875
iShares Russell 2000 ETF
Expires 11/21/2020, Strike Price $150.00	50	827,200	36,250
Expires 10/17/2020, Strike Price $150.00	15	248,160	4,650
MSC Industrial Direct
Expires 09/19/2020, Strike Price $65.00	50	329,500	6,250
Robert Half International
Expires 09/19/2020, Strike Price $55.00	50	266,000	12,875
salesforce.com
Expires 09/19/2020, Strike Price $200.00	20	324,880	400
Spotify Technology
Expires 10/17/2020, Strike Price $170.00	25	705,400	2,063
Tesla
Expires 10/17/2020, Strike Price $500.00	1	19,832	7,368
Urban Outfitters
Expires 09/19/2020, Strike Price $19.00	50	117,700	700

TOTAL PURCHASED OPTIONS
(Cost $1,051,935)			$804,848
WRITTEN OPTIONS (j) - (0.10)%
Call Options
Cracker Barrel Old Country Store
Expires 09/19/2020, Strike Price $150.00	(50)	(668,550)	(6,750)
FirstEnergy
Expires 09/19/2020, Strike Price $32.00	(51)	(145,809)	(255)
iShares Silver Trust
Expires 11/21/2020, Strike Price $35.00	(100)	(262,300)	(7,700)
Expires 10/17/2020, Strike Price $40.00	(325)	(852,475)	(6,175)
iShares U.S. Real Estate ETF
Expires 10/17/2020, Strike Price $86.00	(50)	(411,250)	(4,550)
Toll Brothers
Expires 09/19/2020, Strike Price $41.00	(20)	(84,440)	(5,100)
Expires 09/19/2020, Strike Price $48.00	(25)	(105,550)	(775)
Put Options
General Electric Company
Expires 09/19/2020, Strike Price $5.50	(200)	(126,800)	(800)
Invesco QQQ Trust Series 1
Expires 09/19/2020, Strike Price $220.00	(40)	(848,840)	(560)
Invesco S&P 500 Equal Weight ETF
Expires 09/19/2020, Strike Price $90.00	(69)	(768,660)	(897)
Tesla
Expires 09/19/2020, Strike Price $400.00	(1)	(19,832)	(1,034)

TOTAL WRITTEN OPTIONS
(Premiums Received $58,208)			$(34,596)

(a)	Perpetual security with no stated maturity date.
(b)	Security considered to be a Master Limited Partnership. At August 31, 2020 these securities amounted to $3,598,360 or 13.90% of total net assets.
(c)	REIT - Real Estate Investment Trust.

CCM Alternative Income Fund

Schedule of Investments August 31, 2020 (unaudited)

(d)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At August 31, 2020, these securities amounted to $2,959,189, which represents 11.43% of total net assets.
(e)	Underlying security for a written/purchased option.
(f)	Level 3 security in accordance with fair value hierarchy.
(g)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2020 is $3,457,851, which represents 13.36% of total net assets.
(h)	The rate shown is the 7-day effective yield as of August 31, 2020.
(i)	Refer to table below for details on Options Contracts.
(j)	Non-income producing security.

Cl — Class

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

S&P — Standard & Poor’s

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

CCM Alternative Income Fund

Schedule of Investments August 31, 2020 (unaudited)

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at August 31, 2020:
Investments in Securities	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$6,958,211	$—		$6,958,211
Preferred Stock	3,878,076	2,999,599	—		6,877,675
Corporate Bonds	—	5,270,527	—		5,270,527
Common Stock	5,247,583	—	—		5,247,583
U.S. Government & Agency Obligations	—	1,338,988	3,013,905		4,352,893
Asset-Backed Securities	—	2,010,434	443,946		2,454,380
Closed-End Fund	391,000	—	—		391,000
U.S. Government Mortgage-Backed Obligation	—	370,794	—		370,794
Short-Term Investment	620,201	—	—		620,201
Total Investments in Securities	$10,136,860	$18,948,553	$3,457,851	*	$32,543,264

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(736,400)	$—	$—	$(736,400)
Total Liabilities	$(736,400)	$—	$—	$(736,400)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$804,848	$—	$—	$804,848
Written Options	(34,596)	—	—	(34,596)
Futures**
Unrealized Depreciation	(190,142)	—	—	(190,142)
Total Other Financial Instruments	$580,110	$—	$—	$580,110

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

CCM Alternative Income Fund

Schedule of Investments August 31, 2020 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2020	$3,034,794
Accrued discounts/premiums	(436)
Realized gain/(loss)	(382)
Change in unrealized appreciation/(depreciation)	(4,597)
Purchases	—
Sales	(15,460)
Amortization Sold	(14)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2020	$3,013,905
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(4,597)

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2020	$432,465
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	11,481
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of August 31, 2020	$443,946
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$11,481

For the period ended August 31, 2020, there were no transfers in or out of Level 3 assets and liabilities.

CCM Alternative Income Fund

Schedule of Investments August 31, 2020 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of August 31, 2020. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at August 31, 2020	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$2,153,079	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 0.23-0.23 years. The remaining FHA Security has a lockout of 2.65 Years.
			Average Life Years	0.23-2.46 (0.97) Years
			Spread to Benchmark	N+255 - N+360 (N+290)
			Variance to Dealer Average	1.31% - 1.51% (1.41%)
U.S. Government & Agency Obligations - United States Department of Agriculture	$860,826	Matrix Pricing	Structure	40 Year term with a 1 year lockout, remaining maturity term 6.8 years. No remaining prepayment penalty.
			Average Life Years	8.67 Years
			Spread to Benchmark	N+398
			Variance to Dealer Average	3rd Party Pricing
Asset-Backed Security	$443,946	Short Term	Structure	Short Term
			Average Life Years	0.29-0.37 (0.33) Years
			Spread to Benchmark	N+900
			Variance to Dealer Average	0.00%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended August 31, 2020, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.